UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 50.6%
CenterPoint Energy Inc., 2.83%, 03/04/19(a)	$1,000,000	$997,494
Ecolab Inc., 2.74%, 02/05/19(a)	1,000,000	999,620
Electricite de France SA, 3.04%, 02/26/19(a)	1,500,000	1,496,924
Glencove Funding LLC, 2.69%, 04/09/19(a)	500,000	497,470
Hitachi Capital America Corp. 2.84%, 02/25/2019(a)	500,000	499,015
2.84%, 02/26/2019(a)	1,140,000	1,137,663
Hyundai Capital America, 2.83%, 02/19/19(a)	1,500,000	1,497,767
La Fayette Asset Securitization LLC, 2.54%, 03/13/19(a)	1,500,000	1,495,649
Mondelez International Inc., 2.94%, 03/25/19(a)	1,500,000	1,493,545
National Securities Clearing Corp., 2.48%, 02/28/19(a)	1,700,000	1,696,727
Nederlandse Waterschapsbank NV, 2.52%, 02/21/19(a)	1,000,000	998,532
Parker-Hannifin Corp., 2.48%, 02/20/19(a)	750,000	748,970
Ryder System Inc., 2.74%, 02/05/19(a)	925,000	924,649
Suncor Energy Inc., 2.86%, 02/12/19(a)	1,500,000	1,498,607
Toyota Industries Corp., 2.33%, 02/04/19(a)	1,000,000	999,741
VW Credit Inc., 2.75%, 02/07/19(a)	1,000,000	999,465
Walgreens Boots Alliance Inc., 2.84%, 02/25/19(a)	1,700,000	1,696,651

		19,678,489
U.S. Treasury Obligations — 32.8%
U.S. Treasury Bill 2.28%, 02/05/19(a)	1,000,000	999,750
2.34%, 02/14/19(a)	2,100,000	2,098,248

Security	Par/ Shares	Value

U.S. Treasury Obligations (continued)
2.35%, 02/12/19(a)	$2,100,000	$2,098,516
2.38%, 03/19/19(a)	500,000	498,503
2.39%, 02/19/19(a)	250,000	249,706
2.39%, 03/07/19(a)	650,000	648,557
2.39%, 03/12/19(a)	3,700,000	3,690,581
2.39%, 03/26/19(a)	2,500,000	2,491,342

		12,775,203

Money Market Funds — 12.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	4,822,379	4,822,379

Total Short-Term Investments — 95.8% (Costs: $37,275,655)		37,276,071

Total Investments in Securities — 95.8% (Cost: $37,275,655)		37,276,071

Other Assets, Less Liabilities — 4.2%		1,618,529

Net Assets — 100.0%		$38,894,600

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	7,904,926	(3,082,547)	4,822,379	$4,822,379	$31,714	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Bloomberg Roll Select Commodity Index	1,867	03/20/19	$38,163	$(867,456)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

1

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Commercial Paper	$—	$19,678,489	$—	$19,678,489
U.S. Treasury Obligations	—	12,775,203	—	12,775,203
Money Market Funds	4,822,379	—	—	4,822,379

	$4,822,379	$32,453,692	$—	$37,276,071

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(867,456)	$—	$—	$(867,456)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Consolidated Schedule of Investments (unaudited)	iShares® Commodities Select Strategy ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Agricultural & Farm Machinery — 1.9%
AGCO Corp.	6,580	$422,436
CNH Industrial NV	99,424	985,292
Deere & Co.	32,188	5,278,832
Lindsay Corp.	1,062	91,204
Toro Co. (The)	10,526	626,297

		7,404,061
Agricultural Products — 1.2%
Archer-Daniels-Midland Co.	56,100	2,518,890
Bunge Ltd.	14,117	777,423
Darling Ingredients Inc.(a)	16,476	350,445
Fresh Del Monte Produce Inc.	2,988	95,556
Ingredion Inc.	7,075	700,425

		4,442,739
Aluminum — 0.1%
Alcoa Corp.(a)	9,909	294,036
Constellium NV, Class A(a)	6,166	50,808
Kaiser Aluminum Corp.	882	88,526

		433,370
Coal & Consumable Fuels — 0.1%
Arch Coal Inc., Class A	464	40,892
Cameco Corp.	9,516	115,334
CONSOL Energy Inc.(a)	659	23,414
Peabody Energy Corp.	1,842	65,760

		245,400
Copper — 0.3%
Freeport-McMoRan Inc.	77,388	900,796
Southern Copper Corp.	4,541	152,669

		1,053,465
Diversified Metals & Mining — 2.8%
BHP Group Ltd., ADR	78,597	4,023,381
BHP Group PLC, ADR, NVS	56,399	2,536,827
Compass Minerals International Inc.	1,784	93,214
Materion Corp.	1,066	50,027
Rio Tinto PLC, ADR, NVS	60,049	3,378,957
Teck Resources Ltd., Class B	26,957	656,673

		10,739,079
Fertilizers & Agricultural Chemicals — 1.9%
CF Industries Holdings Inc.	23,094	1,008,053
FMC Corp.	13,474	1,075,225
Mosaic Co. (The)	35,486	1,145,488
Nutrien Ltd.	61,256	3,174,286
Scotts Miracle-Gro Co. (The)	3,910	290,709
Sociedad Quimica y Minera de Chile SA, ADR(b)	9,275	395,671

		7,089,432
Gold — 1.2%
Agnico Eagle Mines Ltd.(b)	12,527	545,927
Barrick Gold Corp.	93,199	1,247,935
Cia. de Minas Buenaventura SAA, ADR, NVS	11,538	180,570
Franco-Nevada Corp.	9,953	772,751
Goldcorp Inc.	46,439	519,652
Kinross Gold Corp.(a)(b)	66,426	223,191
Newmont Mining Corp.	28,448	970,361
Royal Gold Inc.	3,496	305,445

		4,765,832
Integrated Oil & Gas — 8.3%
BP PLC, ADR, NVS	79,989	3,289,148

Security	Shares	Value

Integrated Oil & Gas (continued)
Cenovus Energy Inc.(b)	24,395	$190,037
Chevron Corp.	45,942	5,267,250
China Petroleum & Chemical Corp., ADR, NVS	6,134	511,882
Ecopetrol SA, ADR, NVS(b)	5,932	111,818
Eni SpA, ADR, NVS(b)	30,583	1,036,152
Equinor ASA, ADR, NVS(b)	26,229	597,497
Exxon Mobil Corp.	101,797	7,459,684
Imperial Oil Ltd.(b)	5,689	162,080
Occidental Petroleum Corp.	18,154	1,212,324
PetroChina Co. Ltd., ADR, NVS	5,073	326,042
Petroleo Brasileiro SA, ADR, NVS(b)	35,789	583,361
Royal Dutch Shell PLC, Class A, ADR, NVS	54,159	3,343,235
Royal Dutch Shell PLC, Class B, ADR, NVS	45,028	2,827,758
Suncor Energy Inc.	38,892	1,256,990
Total SA, ADR, NVS	60,725	3,323,479

		31,498,737
Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	10,363	45,597
Helmerich & Payne Inc.	2,608	146,022
Nabors Industries Ltd.	7,723	22,860
Patterson-UTI Energy Inc.	5,220	63,319
Rowan Companies PLC, Class A(a)	3,007	36,655
Transocean Ltd.(a)	11,993	102,780
Unit Corp.(a)	1,281	20,445

		437,678
Oil & Gas Equipment & Services — 0.9%
Apergy Corp.(a)	1,828	61,457
Archrock Inc.	3,069	28,971
Baker Hughes a GE Co.	12,344	290,948
C&J Energy Services Inc.(a)	1,505	24,185
Cactus Inc., Class A(a)	887	29,111
Core Laboratories NV	1,047	70,631
Dril-Quip Inc.(a)	884	33,097
Halliburton Co.	21,063	660,536
Helix Energy Solutions Group Inc.(a)(b)	3,301	22,546
McDermott International Inc.(a)	4,285	37,794
National Oilwell Varco Inc.	9,218	271,747
Oceaneering International Inc.(a)	2,334	36,620
Oil States International Inc.(a)	1,423	24,504
ProPetro Holding Corp.(a)	1,740	28,432
Schlumberger Ltd.	33,296	1,472,016
TechnipFMC PLC	10,230	234,881
Tenaris SA, ADR, NVS	5,677	141,755
U.S. Silica Holdings Inc.	1,832	24,695

		3,493,926
Oil & Gas Exploration & Production — 2.7%
Anadarko Petroleum Corp.	12,142	574,681
Antero Resources Corp.(a)	5,258	52,895
Apache Corp.	9,126	299,515
Cabot Oil & Gas Corp.	10,457	260,902
California Resources Corp.(a)	1,143	23,031
Callon Petroleum Co.(a)	5,393	43,899
Canadian Natural Resources Ltd.	28,999	778,913
Carrizo Oil & Gas Inc.(a)	2,022	24,830
Centennial Resource Development Inc./DE, Class A(a)(b)	4,506	59,344
Chesapeake Energy Corp.(a)(b)	25,097	71,526
Cimarex Energy Co.	2,287	172,303
CNOOC Ltd., ADR, NVS	3,865	646,576
CNX Resources Corp.(a)	5,050	61,307

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security		Value

Oil & Gas Exploration & Production (continued)
Concho Resources Inc.(a)	4,815	$577,030
ConocoPhillips	27,680	1,873,659
Continental Resources Inc./OK(a)	2,056	94,926
Crescent Point Energy Corp.	13,030	38,960
Denbury Resources Inc.(a)	10,917	22,161
Devon Energy Corp.	11,257	299,999
Diamondback Energy Inc.	3,709	382,472
Encana Corp.(b)	22,899	157,545
EOG Resources Inc.	13,943	1,383,146
EQT Corp.	6,261	121,902
Gulfport Energy Corp.(a)	3,736	31,345
Hess Corp.	5,964	322,056
Kosmos Energy Ltd.(a)	6,068	31,129
Magnolia Oil & Gas Corp.(a)(b)	2,043	24,598
Marathon Oil Corp.	20,250	319,747
Matador Resources Co.(a)	2,453	47,833
Murphy Oil Corp.	4,282	117,113
Newfield Exploration Co.(a)	4,741	86,665
Noble Energy Inc.	11,536	257,714
Oasis Petroleum Inc.(a)	6,330	38,107
Parsley Energy Inc., Class A(a)	6,334	117,686
PDC Energy Inc.(a)	1,570	51,135
Pioneer Natural Resources Co.	4,099	583,370
QEP Resources Inc.(a)	5,614	46,428
Range Resources Corp.	4,905	54,102
SM Energy Co.	2,443	47,932
Southwestern Energy Co.(a)	15,435	67,451
SRC Energy Inc.(a)	5,747	28,275
Whiting Petroleum Corp.(a)	2,161	61,869
WPX Energy Inc.(a)	9,499	116,458

		10,472,535
Oil & Gas Refining & Marketing — 0.9%
Cosan Ltd., Class A	3,515	38,770
CVR Energy Inc.	689	27,663
Delek U.S. Holdings Inc.	1,830	59,493
HollyFrontier Corp.	3,838	216,233
Marathon Petroleum Corp.	16,611	1,100,645
PBF Energy Inc., Class A	2,843	104,111
Phillips 66	10,200	973,182
Renewable Energy Group Inc.(a)	883	25,519
Valero Energy Corp.	10,202	895,940
World Fuel Services Corp.	1,607	39,998

		3,481,554
Oil & Gas Storage & Transportation — 1.7%
Cheniere Energy Inc.(a)	5,312	348,733
Enbridge Inc.	48,588	1,779,292
Equitrans Midstream Corp.(a)	4,829	100,540
Golar LNG Ltd.	2,401	53,470
Kinder Morgan Inc./DE	45,636	826,012
ONEOK Inc.	9,891	635,101
Pembina Pipeline Corp.	12,169	433,460
SemGroup Corp., Class A	1,558	24,959
Ship Finance International Ltd.	2,485	30,218
Targa Resources Corp.	5,478	235,609
TransCanada Corp.	21,965	933,952
Ultrapar Participacoes SA, ADR, NVS	10,435	164,664
Williams Companies Inc. (The)	29,106	783,824

		6,349,834

Security	Shares	Value

Silver — 0.2%
Coeur Mining Inc.(a)	10,800	$55,620
Hecla Mining Co.	25,124	67,835
Wheaton Precious Metals Corp.	23,710	499,807

		623,262
Specialty Chemicals — 5.0%
A Schulman Inc.(a)(c)	1,888	3,606
Albemarle Corp.	10,627	857,918
Ashland Global Holdings Inc.	6,253	474,603
Axalta Coating Systems Ltd.(a)	21,259	544,656
Balchem Corp.	3,227	267,906
Celanese Corp.	13,384	1,281,652
Ecolab Inc.	25,437	4,023,370
Ferro Corp.(a)(b)	8,317	138,644
GCP Applied Technologies Inc.(a)	7,221	181,969
HB Fuller Co.	5,073	250,555
Ingevity Corp.(a)	4,200	395,094
Innospec Inc.	2,444	171,740
International Flavors & Fragrances Inc.	10,135	1,436,940
Minerals Technologies Inc.	3,528	206,635
NewMarket Corp.	890	356,970
Platform Specialty Products Co.(a)	23,370	262,679
PolyOne Corp.	7,987	258,539
PPG Industries Inc.	24,004	2,530,982
Quaker Chemical Corp.	1,328	271,523
RPM International Inc.	13,280	759,085
Sensient Technologies Corp.	4,230	265,559
Sherwin-Williams Co. (The)	8,244	3,475,011
Stepan Co.	2,028	178,322
WR Grace & Co.	6,703	475,980

		19,069,938
Steel — 1.8%
Allegheny Technologies Inc.(a)	6,712	183,842
ArcelorMittal, NVS(b)	34,176	803,136
Carpenter Technology Corp.	2,530	119,568
Cleveland-Cliffs Inc.	15,916	170,460
Commercial Metals Co.	6,282	109,621
Nucor Corp.	16,766	1,026,750
POSCO, ADR, NVS(b)	17,135	1,031,870
Reliance Steel & Aluminum Co.	3,804	311,471
Steel Dynamics Inc.	12,344	451,667
Ternium SA	2,792	84,933
U.S. Steel Corp.	9,419	212,304
Vale SA, ADR, NVS	166,514	2,071,434
Warrior Met Coal Inc.	2,305	66,223
Worthington Industries Inc.	2,132	80,440

		6,723,719

Total Common Stocks — 31.1% (Cost: $132,370,235)		118,324,561

Preferred Stocks

Integrated Oil & Gas — 0.2%
Petroleo Brasileiro SA, Preference Shares, ADR, NVS(b)	52,531	742,789

Steel — 0.0%
Gerdau SA, ADR, Preference Shares, NVS	55,410	239,925

Total Preferred Stocks — 0.2% (Cost: $736,654)		982,714

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Certificates of Deposit — 10.0%
Citibank N.A./New York, 2.51%, 03/14/19	$10,500,000	$10,499,611
Lloyds Bank Crop./NY, 2.47%, 03/08/19	5,000,000	4,999,899
MUFG Bank Ltd., 2.90%, 08/15/19	4,950,000	4,952,905
ROYAL BK of CANADA, 3.07%, 11/27/19	2,700,000	2,706,664
Sumitomo Mitsui Banking Corp./New York, 2.93%, 04/18/19, (3 mo. LIBOR US + 0.150%)(d)	15,000,000	15,001,395

		38,160,474
Commercial Paper — 38.1%
Bedford Row Funding Corp., 2.79%, 05/02/19(e)	3,500,000	3,475,682
Bell Canada Inc., 3.07%, 03/11/19(e)	5,000,000	4,985,007
BPCE, 2.64%, 02/08/19(e)	7,200,000	7,196,176
CenterPoint Energy Inc., 2.83%, 03/04/19(e)	7,250,000	7,231,833
Chariot Funding LLC, 2.77%, 04/02/19(e)	5,000,000	4,977,837
CIESCO LLC, 2.92%, 05/29/19(e)	3,500,000	3,468,130
Gotham Funding Corp., 2.81%, 03/04/19(e)	5,000,000	4,988,813
Hitachi Capital America Corp. 2.84%, 02/25/2019(e)	6,000,000	5,988,179
2.84%, 02/26/2019(e)	3,700,000	3,692,414
Hyundai Capital America, 2.83%, 02/19/19(e)	8,000,000	7,988,089
JPMorgan Securities LLC, 2.53%, 02/22/19(e)	7,000,000	6,989,306
Keurig Dr Pepper Inc., 2.91%, 02/11/19(e)	8,000,000	7,993,204
Lam Research Corp., 2.76%, 03/05/19(e)	8,500,000	8,477,599
Mondelez International Inc. 2.94%, 03/25/2019(e)	800,000	796,557
3.07%, 03/05/2019(e)	10,000,000	9,973,820
Nederlandse Waterschapsbank NV, 2.52%, 02/21/19(e)	2,000,000	1,997,065
NextEra Energy Capital Holdings Inc., 2.96%, 02/07/19(e)	2,179,000	2,177,835
Old Line Funding LLC, 2.75%, 06/05/19(e)	4,000,000	3,961,736
Oversea-Chinese Banking Corp. Ltd., 2.47%, 02/26/19(e)	10,000,000	9,981,995
Ryder System Inc., 2.74%, 02/05/19(e)	1,500,000	1,499,430
Societe Generale SA, 2.88%, 09/03/19(e)	5,000,000	4,914,590
Suncor Energy Inc., 3.15%, 03/18/19(e)	1,500,000	1,494,470
Toronto-Dominion Bank (The), 2.87%, 06/13/19, (3 mo. LIBOR US + 0.160%)(d)(f)	5,000,000	5,003,782
TransCanada PipeLines Ltd., 3.07%, 04/12/19(e)	8,000,000	7,953,061
VW Credit Inc. 2.75%, 02/07/2019(e)	5,000,000	4,997,326
2.86%, 03/11/2019(e)	4,000,000	3,987,572

Security	Par/ Shares	Value

Commercial Paper (continued)
Walgreens Boots Alliance Inc., 2.84%, 02/22/19(e)	$4,000,000	$3,993,085
WESTPAC BANKING CORP., 3.10%, 11/01/19(e)	5,000,000	4,894,929

		145,079,522
U.S. Treasury Obligations — 5.3%
U.S. Treasury Bill 2.38%, 03/19/19(e)	3,000,000	2,991,020
2.39%, 02/19/19(e)	14,050,000	14,033,491
2.39%, 03/07/19(e)	3,000,000	2,993,342

		20,017,853

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	3,608,476	3,609,558
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(g)(h)	44,956,928	44,956,928

		48,566,486

Total Short-Term Investments — 66.2% (Costs: $251,806,127)		251,824,335

Total Investments in Securities — 97.5% (Cost: $384,913,016)		371,131,610

Other Assets, Less Liabilities — 2.5%		9,446,058

Net Assets — 100.0%		$380,577,668

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Rates are discount rates or a range of discount rates at the time of purchase.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,372,232	(9,763,756)	3,608,476	$3,609,558	$14,368	(a)	$(826)	$480
BlackRock Cash Funds: Treasury, SL Agency Shares	195,565,236	(150,608,308)	44,956,928	44,956,928	727,594		—	—

				$48,566,486	$741,962		$(826)	$480

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

5

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodities Select Strategy ETF
January 31, 2019

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Aluminum	297	04/17/19	$14,152	$(215,794)
Brent Crude Oil	550	10/31/19	33,374	(116,383)
Cattle Feeder	70	03/28/19	4,989	(72,045)
Cocoa	58	05/15/19	1,281	(44,690)
Coffee	66	05/20/19	2,698	(206,940)
Copper	109	05/15/19	16,827	665,275
Corn	970	09/13/19	19,182	(187,036)
Cotton	144	03/07/19	5,357	(295,964)
Gasoline RBOB	113	11/29/19	6,840	(222,699)
Gold	119	12/27/19	16,065	1,279,410
KC HRW Wheat	193	07/12/19	5,008	(638,115)
Lead	54	03/20/19	2,850	177,142
Lean Hogs	288	04/12/19	6,938	(801,303)
Live Cattle	313	06/28/19	14,517	366,752
Low Sulphur Gasoil	184	12/10/20	10,755	(1,790,790)
Natural Gas	221	03/27/20	5,700	(66,763)
Nickel	40	03/20/19	2,987	243,474
NY Harbor ULSD	106	03/29/19	8,325	(1,407,851)
Silver	21	03/27/19	1,688	196,855
Soybean	265	11/14/19	12,660	391,586
Sugar	435	06/28/19	6,338	314,716
Wheat	474	07/12/19	12,490	(1,428,004)
WTI Crude Oil	852	11/19/21	45,301	(5,411,178)
Zinc	68	05/15/19	4,617	405,376

				$(8,864,969)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$118,320,955	$—	$3,606	$118,324,561
Preferred Stocks	982,714	—	—	982,714
Certificates of Deposit	—	38,160,474	—	38,160,474
Commercial Paper	—	145,079,522	—	145,079,522
U.S. Treasury Obligations	—	20,017,853	—	20,017,853
Money Market Funds	48,566,486	—	—	48,566,486

	$167,870,155	$203,257,849	$3,606	$371,131,610

Derivative financial instruments(a)
Assets
Futures Contracts	$4,040,586	$—	$—	$4,040,586
Liabilities
Futures Contracts	(12,905,555)	—	—	(12,905,555)

	$(8,864,969)	$—	$—	$(8,864,969)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodities Select Strategy ETF
January 31, 2019

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

7

Consolidated Schedule of Investments (unaudited)	iShares® Gold Strategy ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares/ Par	Value

Grantor Trust

Grantor Trust — 20.9%
iShares Gold Trust(a)(b)	83,202	$1,051,673

Total Grantor Trust (Cost: $1,018,149)		1,051,673

Short-Term Investments

Commercial Paper — 21.5%
Electricite de France SA, 3.04%, 02/26/19(c)	$250,000	249,487
Hitachi Capital America Corp., 2.84%, 02/26/19(c)	160,000	159,672
Parker-Hannifin Corp., 2.48%, 02/20/19(c)	250,000	249,657
Ryder System Inc., 2.74%, 02/05/19(c)	175,000	174,934
Walgreens Boots Alliance Inc., 2.84%, 02/25/19(c)	250,000	249,507

		1,083,257

U.S. Treasury Obligations — 53.1%
U.S. Treasury Bill 2.28%, 02/05/19(c)	250,000	249,938
2.30%, 02/07/19(c)	250,000	249,905
2.34%, 02/14/19(c)	200,000	199,833
2.35%, 02/12/19(c)	425,000	424,700
2.38%, 02/21/19(c)	200,000	199,740
2.38%, 03/19/19(c)	200,000	199,401

Security	Par/ Shares	Value

U.S. Treasury Obligations (continued)
2.39%, 02/19/19(c)	$200,000	$199,765
2.39%, 03/07/19(c)	250,000	249,445
2.39%, 03/12/19(c)	250,000	249,364
2.40%, 02/28/19(c)	450,000	449,202

		2,671,293

Money Market Funds — .00%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(d)	1,792	1,792

Total Short-Term Investments — 74.6% (Costs: $3,756,371)		3,756,342

Total Investments in Securities — 95.5% (Cost: $4,774,520)		4,808,015

Other Assets, Less Liabilities — 4.5%		224,482

Net Assets — 100.0%		$5,032,497

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,592	200	(a)	—	1,792	$1,792	$1,203	$—	$—
iShares Gold Trust	84,019	12,383		(13,200)	83,202	1,051,673	—	949	88,889

						$1,053,465	$1,203	$949	$88,889

(a)	Net of purchases and sales

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Gold	29	04/26/19	$3,843	$34,068

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

8

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
January 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Grantor Trust	$1,051,673	$—	$—	$1,051,673
Commercial Paper	—	1,083,257	—	1,083,257
U.S. Treasury Obligations	—	2,671,293	—	2,671,293
Money Market Funds	1,792	—	—	1,792

	$1,053,465	$3,754,550	$—	$4,808,015

Derivative financial instruments(a)
Assets
Futures Contracts	$34,068	$—	$—	$34,068

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

9

Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	82,020	$9,565,172

Total Investment Companies — 96.4% (Cost: $9,391,323)		9,565,172

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	118,852	118,852

Total Short-Term Investments — 1.2% (Cost: $118,852)		118,852

Total Investments in Securities — 97.6% (Cost: $9,510,175)		9,684,024

Other Assets, Less Liabilities — 2.4%		240,335

Net Assets — 100.0%		$9,924,359

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	25,445	93,407	(a)	—	118,852	$118,852	$382	$—	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	84,841	—		(2,821)	82,020	9,565,172	90,162	(8,298)	369,215

						$9,684,024	$90,544	$(8,298)	$369,215

(a)	Net of purchases and sales

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Ultra Long U.S. Treasury Bond	3	03/20/19	$392	$9,902
5-Year U.S. Treasury Note	1	03/29/19	115	2,097

				11,999

Short Contract
10-Year U.S. Treasury Note	2	03/20/19	245	3,778

				$15,777

10

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2019

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund			Notional		Upfront Premium	Unrealized
Rate	Frequency	Reference	Frequency	Termination Date	Amount (000)	Value	Paid (Received)	Appreciation (Depreciation)

2.21%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/21	$(1,892)	$(24,445)	$20	$(24,465)
2.29	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/23	(3,684)	(71,803)	56	(71,860)
2.37	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/28	(4,296)	(136,334)	100	(136,434)
2.19	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/03/28	(750)	(9,033)	17	(9,050)
2.40	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/48	(296)	(17,237)	15	(17,252)

						$(258,852)	$208	$(259,061)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$9,565,172	$—	$—	$9,565,172
Money Market Funds	118,852	—	—	118,852

	$9,684,024	$—	$—	$9,684,024

Derivative financial instruments(a)
Assets
Futures Contracts	$15,777	$—	$—	$15,777
Liabilities
Swaps	—	(259,061)	—	(259,061)

	$15,777	$(259,061)	$—	$(243,284)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income

CPI	Consumer Price Index

11

Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,240,197	$261,251,774

Total Investment Companies — 96.4% (Cost: $260,345,164)		261,251,774

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	5,423,806	5,425,433
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(c)	4,411,395	4,411,395

		9,836,828

Total Short-Term Investments — 3.6% (Cost: $9,835,747)		9,836,828

Total Investments in Securities — 100.0% (Cost: $270,180,911)		271,088,602

Other Assets, Less Liabilities — (0.0)%		(63,221)

Net Assets — 100.0%		$271,025,381

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	78,148,424	—		(72,724,618	)(a)	5,423,806	$5,425,433	$42,270	(b)	$2,911	$(2,547)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,972,028	1,439,367	(a)	—		4,411,395	4,411,395	14,014		—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,824,319	753,856		(337,978)		2,240,197	261,251,774	1,892,978		(1,105,586)	9,743,035

							$271,088,602	$1,949,262		$(1,102,675)	$9,740,488

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

1.17%	Quarterly	2.74%	Quarterly	N/A	12/08/21	$(56,541)	$2,157,373	$2,483,040	$(325,667)
2.38	Quarterly	2.74	Quarterly	N/A	01/12/23	(23,033)	126,301	516,248	(389,947)
2.46	Quarterly	2.74	Quarterly	N/A	01/12/25	(22,281)	112,868	668,341	(555,473)
1.44	Quarterly	2.74	Quarterly	N/A	12/08/26	(84,465)	7,062,138	8,717,358	(1,655,220)
3.25	Quarterly	2.74	Quarterly	N/A	10/08/28	(9,800)	(489,268)	(195,164)	(294,104)
2.34	Quarterly	2.74	Quarterly	N/A	12/08/36	(38,709)	2,639,730	3,828,425	(1,188,696)

12

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2019

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

1.77%	Quarterly	2.74%	Quarterly	N/A	12/08/46	$(20,996)	$4,461,348	$5,195,153	$(733,805)
3.33	Quarterly	2.74	Quarterly	N/A	10/24/48	(8,382)	(871,894)	(750,710)	(121,184)

							$15,198,596	$20,462,691	$(5,264,096)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$261,251,774	$—	$—	$261,251,774
Money Market Funds	9,836,828	—	—	9,836,828

	$271,088,602	$—	$—	$271,088,602

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(5,264,096)	$—	$(5,264,096)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

13

Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Emerging Markets Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 97.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	135,264	$14,727,544

Total Investment Companies — 97.1% (Cost: $14,676,124)		14,727,544

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	201,647	201,647

Total Short-Term Investments — 1.3% (Cost: $201,647)		201,647

Total Investments in Securities — 98.4% (Cost: $14,877,771)		14,929,191

Other Assets, Less Liabilities — 1.6%		248,516

Net Assets — 100.0%		$15,177,707

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	159,121	42,526	(a)	—	201,647	$201,647	$834	$—	$—
iShares J.P. Morgan USD Emerging Markets Bond ETF	127,721	12,450		(4,907)	135,264	14,727,544	279,444	(56,775)	638,122

						$14,929,191	$280,278	$(56,775)	$638,122

(a)	Net of purchases and sales.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

1.17%	Quarterly	2.74%	Quarterly	N/A	12/08/21	$(4,922)	$187,804	$238,948	$(51,144)
2.46	Quarterly	2.74	Quarterly	N/A	01/12/25	(1,682)	8,521	54,650	(46,129)
1.44	Quarterly	2.74	Quarterly	N/A	12/08/26	(3,805)	318,137	358,879	(40,742)
3.25	Quarterly	2.74	Quarterly	N/A	10/18/28	(1,031)	(51,473)	(20,996)	(30,477)
2.34	Quarterly	2.74	Quarterly	N/A	12/08/36	(1,338)	91,244	167,175	(75,931)
2.41	Quarterly	2.74	Quarterly	N/A	06/19/37	(357)	21,270	5,023	16,247
1.77	Quarterly	2.74	Quarterly	N/A	12/08/46	(955)	203,028	253,048	(50,020)
3.33	Quarterly	2.74	Quarterly	N/A	10/24/48	(215)	(22,365)	(20,064)	(2,301)

							$756,166	$1,036,663	$(280,497)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

14

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Emerging Markets Bond ETF
January 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$14,727,544	$—	$—	$14,727,544
Money Market Funds	201,647	—	—	201,647

	$14,929,191	$—	$—	$14,929,191

Derivative financial instruments(a)
Assets
Swaps	$—	$16,247	$—	$16,247
Liabilities
Swaps	—	(296,744)	—	(296,744)

	$—	$(280,497)	$—	$(280,497)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

15

Schedule of Investments (unaudited)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 98.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,408,541	$204,990,924

Total Investment Companies — 98.2% (Cost: $211,711,601)		204,990,924

Short-Term Investments

Money Market Funds — 46.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	94,066,137	94,094,357
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(c)	2,160,401	2,160,401

		96,254,758

Total Short-Term Investments — 46.1% (Cost: $96,232,425)		96,254,758

Total Investments in Securities — 144.3% (Cost: $307,944,026)		301,245,682

Other Assets, Less Liabilities — (44.3)%		(92,440,911)

Net Assets — 100.0%		$208,804,771

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	181,196,855	—	(87,130,718	)(a)	94,066,137	$94,094,357	$583,179	(b)	$(13,736)	$12,699
BlackRock Cash Funds: Treasury, SL Agency Shares	5,837,602	—	(3,677,201	)(a)	2,160,401	2,160,401	17,482		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	4,801,259	—	(2,392,718)		2,408,541	204,990,924	5,557,112		(11,008,627)	5,632,643

						$301,245,682	$6,157,773		$(11,022,363)	$5,645,342

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

2.17%	Quarterly	2.74%	Quarterly	N/A	01/12/20	$(43,996)	$212,118	$303,088	$(90,970)
1.82	Quarterly	2.74	Quarterly	N/A	12/09/21	(34,499)	700,355	1,174,402	(474,047)
2.38	Quarterly	2.74	Quarterly	N/A	01/12/23	(68,491)	375,568	1,005,022	(629,454)
2.46	Quarterly	2.74	Quarterly	N/A	01/12/25	(16,301)	82,576	648,541	(565,965)
1.44	Quarterly	2.74	Quarterly	N/A	12/08/26	(10,200)	852,825	1,137,730	(284,905)
2.23	Quarterly	2.74	Quarterly	N/A	12/09/26	(28,975)	780,889	615,779	165,110

16

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2019

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

2.34%	Quarterly	2.74%	Quarterly	N/A	12/08/36	$(84)	$(5,728)	$(5,895)	$167
3.33	Quarterly	2.74	Quarterly	N/A	10/24/48	(100)	(10,402)	(232)	(10,170)

							$2,988,201	$4,878,435	$(1,890,234)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$204,990,924	$—	$—	$204,990,924
Money Market Funds	96,254,758	—	—	96,254,758

	$301,245,682	$—	$—	$301,245,682

Derivative financial instruments(a)
Assets
Swaps	$—	$165,277	$—	$165,277
Liabilities
Swaps	—	(2,055,511)	—	(2,055,511)

	$—	$(1,890,234)	$—	$(1,890,234)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

17

Schedule of Investments (unaudited) January 31, 2019	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.8%
iShares Long-Term Corporate Bond ETF(a)	740,890	$43,253,158

Total Investment Companies — 94.8% (Cost: $43,995,370)		43,253,158

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	46,059	46,059

Total Short-Term Investments — 0.1% (Cost: $46,059)		46,059

Total Investments in Securities — 94.9% (Cost: $44,041,429)		43,299,217

Other Assets, Less Liabilities — 5.1%		2,306,818

Net Assets — 100.0%		$45,606,035

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,059,128	—	(9,059,128	)(a)	—	$—	$12,665	(b)	$(1,788)	$890
BlackRock Cash Funds: Treasury, SL Agency Shares	770,488	—	(724,429	)(a)	46,059	46,059	3,883		—	—
iShares Long-Term Corporate Bond ETF	966,877	284,622	(510,609)		740,890	43,253,158	590,202		(749,223)	2,410,353

						$43,299,217	$606,750		$(751,011)	$2,411,243

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

1.17%	Quarterly	2.74%	Quarterly	N/A	12/08/21	$(766)	$29,227	$31,174	$(1,947)
2.38	Quarterly	2.74	Quarterly	N/A	01/12/23	(3,884)	21,298	110,940	(89,642)
2.46	Quarterly	2.74	Quarterly	N/A	01/12/25	(1)	5	42	(37)
1.44	Quarterly	2.74	Quarterly	N/A	12/08/26	(3,923)	328,003	375,364	(47,361)
3.25	Quarterly	2.74	Quarterly	N/A	10/18/28	(3,697)	(184,574)	(101,044)	(83,530)
2.34	Quarterly	2.74	Quarterly	N/A	12/08/36	(18,811)	1,282,808	2,202,190	(919,382)
1.77	Quarterly	2.74	Quarterly	N/A	12/08/46	(12,063)	2,563,214	3,202,389	(639,175)
3.33	Quarterly	2.74	Quarterly	N/A	10/24/48	(971)	(101,003)	(44,656)	(56,347)

							$3,938,978	$5,776,399	$(1,837,421)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

18

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2019

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$43,253,158	$—	$—	$43,253,158
Money Market Funds	46,059	—	—	46,059

	$43,299,217	$—	$—	$43,299,217

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(1,837,421)	$—	$(1,837,421)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

19

Schedule of Investments (unaudited) January 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Adams Mill CLO Ltd., Series 2014-1A, Class A2, 3.89%, 07/15/26 (Call 04/15/19), (3 mo. LIBOR US + 1.100%)(a)(b)	$5,927	$5,914,203
Ally Auto Receivables Trust, Class A2, 2.72%, 05/17/21 (Call 08/15/21)	36,910	36,874,747
ALM VII Ltd., Series 2012-7A, Class A1R, 4.27%, 10/15/28 (Call 04/15/19), (3 mo. LIBOR US + 1.480%)(a)(b)	9,000	9,010,232
ALM XII Ltd., Class A1R, 3.67%, 04/16/27 (Call 04/16/19), (3 mo. LIBOR US + 0.890%)(a)(b)	3,735	3,719,196
ALM XVII Ltd., Class A1AR, 3.72%, 01/15/28 (Call 07/15/19), (3 mo. LIBOR US + 0.930%)(a)(b)	22,500	22,349,119
American Express Credit Account Master Trust 1.77%, 11/15/22	60,000	59,295,438
2.67%, 10/17/22	3,875	3,867,624
Series 2017-1, Class A, 1.93%, 09/15/22	10,500	10,410,245
Series 2017-4, Class A, 1.64%, 12/15/21	44,130	43,987,853
Americredit Automobile Receivables Trust 3.11%, 01/18/22 (Call 12/18/22)	45,030	45,080,308
Class A2, 2.71%, 07/19/21 (Call 06/18/22)	8,817	8,806,057
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3, 1.53%, 07/08/21 (Call 01/08/21)	13,448	13,387,923
Series 2017-1, Class A3, 1.87%, 08/18/21 (Call 12/18/20)	670	666,793
Series 2017-3, Class A3, 1.90%, 03/18/22 (Call 04/18/21)	19,200	19,023,892
Anchorage Capital CLO 7 Ltd., 3.75%, 10/15/27 (Call 04/15/19), (3 mo. LIBOR US + 0.960%)(a)(b)	10,740	10,681,382
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class A, 3.81%, 04/15/27 (Call 11/15/19), (1 mo. LIBOR US + 1.300%)(a)(b)	12,170	12,189,195
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, 3.96%, 04/17/26 (Call 04/17/19), (3 mo. LIBOR US + 1.190%)(a)(b)	7,405	7,414,066
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 3.47%, 11/17/27 (Call 05/17/19), (3 mo. LIBOR US + 0.830%)(a)(b)	15,411	15,286,780
Atlas Senior Loan Fund IV Ltd., Class A1RR, 3.30%, 02/17/26 (Call 05/15/19), (3 mo. LIBOR US + 0.680%)(a)(b)	3,321	3,306,140
Avery Point IV CLO Ltd., 3.87%, 04/25/26 (Call 04/25/19), (3 mo. LIBOR US + 1.100%)(a)(b)	5,459	5,459,158
BA Credit Card Trust 1.84%, 01/17/23	10,000	9,857,080
Class A1, 1.95%, 08/15/22	26,700	26,469,125
BlueMountain CLO Ltd., 3.69%, 11/20/28 (Call 11/20/19), (3 mo. LIBOR US + 1.050%)(a)(b)	11,310	11,263,678
BMW Floorplan Master Owner Trust, Class A2, 2.83%, 05/15/23, (1 mo. LIBOR US + 0.320%)(a)(b)	21,060	21,059,968

Security	Par (000)	Value

BMW Vehicle Owner Trust 1.16%, 11/25/20 (Call 04/25/20)	$18,084	$17,974,432
1.37%, 12/27/22 (Call 04/25/20)	8,735	8,606,637
Cabela’s Credit Card Master Note Trust, Series 2014-2, Class A, 2.96%, 07/15/22, (1 mo. LIBOR US + 0.450%)(b)	3,500	3,502,076
Capital One Multi-Asset Execution Trust 1.33%, 06/15/22	2,360	2,342,253
1.34%, 04/15/22	26,320	26,175,461
Series 2016-A1, Class A1, 2.96%, 02/15/22, (1 mo. LIBOR US + 0.450%)(b)	38,000	38,022,800
Series 2017-A1, Class A1, 2.00%, 01/17/23	30,000	29,757,147
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3.67%, 01/18/29 (Call 04/18/19), (3 mo. LIBOR US + 0.890%)(a)(b)	6,210	6,158,709
CarMax Auto Owner Trust 1.68%, 09/15/21 (Call 06/15/20)	12,349	12,175,150
1.88%, 06/15/21 (Call 04/15/20)	16,435	16,275,234
Class A2A, 3.02%, 07/15/22 (Call 12/15/22)	24,550	24,577,454
Series 2015-1, Class A4, 1.83%, 07/15/20 (Call 04/15/19)	13,876	13,851,416
Series 2018-2, Class A2, 2.73%, 08/16/21 (Call 02/15/22)	10,395	10,377,440
Catamaran CLO Ltd., 3.66%, 04/22/27 (Call 04/22/19), (3 mo. LIBOR US + 0.900%)(a)(b)	4,220	4,188,284
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 4.00%, 06/09/30 (Call 06/09/19), (3 mo. LIBOR US + 1.230%)(a)(b)	8,000	7,975,397
Cedar Funding VI CLO Ltd., Class AR, 3.85%, 10/20/28 (Call 10/20/19), (3 mo. LIBOR US + 1.090%)(a)(b)	20,500	20,399,753
Chase Issuance Trust
Series 2014-A5, Class A5, 2.88%, 04/15/21, (1 mo. LIBOR US + 0.370%)(b)	7,000	7,002,937
Series 2016-A1, Class A, 2.92%, 05/15/21, (1 mo. LIBOR US + 0.410%)(b)	36,750	36,782,450
Chesapeake Funding II LLC
Series 2016-1A, Class A2, 3.66%, 03/15/28, (1 mo. LIBOR US + 1.150%)(a)(b)	4,326	4,333,953
Series 2016-2A, Class A2, 3.51%, 06/15/28 (Call 10/15/19), (1 mo. LIBOR US + 1.000%)(a)(b)	4,451	4,459,343
CIFC Funding Ltd.
Class A, 4.00%, 04/20/30 (Call 04/20/19), (3 mo. LIBOR US + 1.240%)(a)(b)	6,375	6,361,428
Class A1A, 3.90%, 10/17/30 (Call 10/17/20), (3 mo. LIBOR US + 1.130%)(a)(b)	15,175	15,127,211
Series 2015-2A, Class AR, 3.57%, 04/15/27 (Call 04/15/19), (3 mo. LIBOR US + 0.780%)(a)(b)	17,000	16,895,934
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6, 2.15%, 07/15/21	6,950	6,928,857
Series 2016-A1, Class A1, 1.75%, 11/19/21	23,370	23,186,041
Series 2017-A9, Class A9, 1.80%, 09/20/21	14,535	14,448,041
CNH Equipment Trust
Class A2, 2.96%, 05/16/22	12,530	12,528,976
Series 2017-B, Class A3, 1.86%, 09/15/22 (Call 09/15/21)	19,320	19,089,294

20

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12%, 12/15/21	$11,230	$11,203,015
Drive Auto Receivables Trust 3.08%, 07/15/21 (Call 08/15/22)	41,150	41,157,880
3.08%, 09/15/21 (Call 10/15/22)	23,579	23,576,909
Class A2, 2.64%, 09/15/20 (Call 03/15/21)	2,619	2,617,907
Class A2, 2.75%, 10/15/20 (Call 08/15/21)	4,621	4,619,444
Class A3, 3.01%, 11/15/21 (Call 08/15/21)	35,660	35,640,351
Series 2017-2, Class B, 2.25%, 06/15/21 (Call 07/15/20)	237	236,663
Dryden 33 Senior Loan Fund, 4.22%, 10/16/28 (Call 04/15/19), (3 mo. LIBOR US + 1.430%)(a)(b)	3,485	3,488,053
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3.69%, 04/15/29 (Call 10/15/19), (3 mo. LIBOR US + 0.900%)(a)(b)	16,350	16,195,080
Enterprise Fleet Financing LLC 2.13%, 07/20/22(a)	1,639	1,631,153
2.13%, 05/22/23(a)	6,222	6,172,276
Series 2015-2, Class A3, 2.09%, 02/22/21(a)	1,719	1,716,127
Series 2017-2, Class A2, 1.97%, 01/20/23(a)	11,009	10,934,798
Ford Credit Auto Owner Trust, 1.22%, 03/15/21 (Call 07/15/20)	3,122	3,096,233
Ford Credit Floorplan Master Owner Trust
Series 2014-2, Class A, 3.01%, 02/15/21, (1 mo. LIBOR US + 0.500%)(b)	11,000	11,001,071
Series 2016-1, Class A2, 3.41%, 02/15/21, (1 mo. LIBOR US + 0.900%)(b)	10,000	10,002,039
Series 2016-3, Class A2, 3.13%, 07/15/21, (1 mo. LIBOR US + 0.620%)(b)	10,000	10,015,665
Ford Credit Floorplan Master Owner Trust A 2.09%, 03/15/22(a)	2,560	2,535,833
Series 2016-1, Class A1, 1.76%, 02/15/21	24,775	24,771,596
GM Financial Consumer Automobile Receivables Trust, Class A2, 2.93%, 11/16/21 (Call 08/16/22)	23,250	23,253,932
GoldenTree Loan Opportunities IX Ltd., Class AR2, 3.86%, 10/29/29 (Call 10/29/20), (3 mo. LIBOR US + 1.110%)(a)(b)	16,680	16,574,394
Halcyon Loan Advisors Funding Ltd., Class AR, 3.85%, 07/25/27 (Call 07/25/19), (3 mo. LIBOR US + 1.080%)(a)(b)	16,185	16,144,400
Honda Auto Receivables Owner Trust 2.98%, 05/17/21 (Call 01/15/22)	23,000	23,009,425
Class A4, 3.16%, 08/19/24 (Call 10/18/21)	5,705	5,749,421
Series 2015-4, Class A4, 1.44%, 01/21/22 (Call 03/21/19)	5,662	5,657,300
Series 2016-2, Class A3, 1.39%, 04/15/20 (Call 08/15/19)	2,382	2,374,588
Series 2016-2, Class A4, 1.62%, 08/15/22 (Call 08/15/19)	18,000	17,881,157
John Deere Owner Trust, Series 2017-B, Class A3, 1.82%, 10/15/21 (Call 01/15/21)	9,890	9,792,643
LCM XX LP, Class AR, 3.80%, 10/20/27 (Call 04/20/19), (3 mo. LIBOR US + 1.040%)(a)(b)	13,750	13,691,767
LCM Xxiv Ltd., Series 24A, Class A, 4.07%, 03/20/30 (Call 04/20/19), (3 mo. LIBOR US + 1.310%)(a)(b)	2,000	1,997,588

Security	Par (000)	Value

LoanCore Issuer Ltd., Class A, 3.64%, 05/15/28 (Call 05/15/20), (1 mo. LIBOR US + 1.130%)(a)(b)	$9,450	$9,423,076
Madison Park Funding X Ltd., Series 2012-10A, Class AR, 4.21%, 01/20/29 (Call 04/20/19), (3 mo. LIBOR US + 1.450%)(a)(b)	6,250	6,256,286
Madison Park Funding XIII Ltd., Class AR2, 3.71%, 04/19/30 (Call 04/19/19), (3 mo. LIBOR US + 0.950%)(a)(b)	4,000	3,964,888
Marathon CRE Ltd., Class A, 3.66%, 06/15/28 (Call 06/15/20), (1 mo. LIBOR US + 1.150%)(a)(b)	3,640	3,605,596
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.26%, 02/16/21 (Call 06/15/20)	4,097	4,068,141
Mercedes-Benz Master Owner Trust Class A, 2.85%, 05/15/23, (1 mo. LIBOR US + 0.340%)(a)(b)	21,820	21,770,071
Series 2016-BA, Class A, 3.21%, 05/17/21, (1 mo. LIBOR US + 0.700%)(a)(b)	11,375	11,388,146
Series 2017-BA, Class A, 2.93%, 05/16/22, (1 mo. LIBOR US + 0.420%)(a)(b)	14,540	14,553,061
Navient Private Education Loan Trust Class A1, 2.86%, 12/15/59 (Call 01/15/28), (1 mo. LIBOR US + 0.350%)(a)(b)	13,202	13,185,575
Series 2014-CT, Class A, 3.21%, 09/16/24 (Call 08/15/21), (1 mo. LIBOR US + 0.700%)(a)(b)	799	800,141
Navient Private Education Refi Loan Trust Class A1, 2.81%, 12/15/59 (Call 12/15/28), (1 mo. LIBOR US + 0.300%)(a)(b)	13,558	13,534,609
Class A1, 3.01%, 06/16/42 (Call 08/15/26)(a)	21,970	21,917,270
Navient Student Loan Trust, Series 2015-2, Class A2, 2.93%, 08/27/29 (Call 05/25/27), (1 mo. LIBOR US + 0.420%)(b)	1,515	1,515,213
Nissan Auto Receivables Owner Trust 1.18%, 01/15/21 (Call 09/15/20)	3,462	3,433,973
1.75%, 10/15/21 (Call 05/15/21)	11,595	11,484,734
Series 2016-B, Class A3, 1.32%, 01/15/21 (Call 09/15/20)	11,446	11,377,322
Nissan Master Owner Trust Receivables
Class A, 2.83%, 10/17/22, (1 mo. LIBOR US + 0.320%)(b)	7,035	7,032,237
Series 2016-A, Class A1, 3.15%, 06/15/21, (1 mo. LIBOR US + 0.640%)(b)	18,500	18,514,591
Series 2017-B, Class A, 2.94%, 04/18/22, (1 mo. LIBOR US + 0.430%)(b)	22,513	22,540,139
OCP CLO Ltd., Class A1R, 3.90%, 10/18/28 (Call 10/18/19), (3 mo. LIBOR US + 1.120%)(a)(b)	17,210	17,090,372
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, 3.55%, 05/21/27 (Call 05/21/19), (3 mo. LIBOR US + 0.900%)(a)(b)	18,600	18,518,445
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, 3.77%, 10/20/25 (Call 04/20/19), (3 mo. LIBOR US + 1.010%)(a)(b)	696	695,391
OneMain Direct Auto Receivables Trust, 2.31%, 12/14/21 (Call 10/14/20)(a)	34,699	34,506,043
OZLM VIII Ltd., 3.63%, 10/17/29 (Call 10/17/20),
(3 mo. LIBOR US + 1.170%)(a)(b)	2,500	2,491,250

21

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Palmer Square Loan Funding Ltd.
3.32%, 01/20/27 (Call 01/20/20), (3 mo. LIBOR US + 0.850%)(a)(b)	$36,000	$35,823,236
Class A1, 3.43%, 11/15/26 (Call 11/15/19), (3 mo. LIBOR US + 0.900%)(a)(b)	13,000	12,927,953
PFS Financing Corp., Series 2017-C, Class A, 2.98%, 10/15/21, (1 mo. LIBOR US + 0.470%)(a)(b)	14,850	14,845,108
Regatta VI Funding Ltd., 3.84%, 07/20/28 (Call 07/20/19), (3 mo. LIBOR US + 1.080%)(a)(b)	15,130	15,010,007
Santander Drive Auto Receivables Trust, Series 2017-3, Class A3, 1.87%, 06/15/21 (Call 10/15/20)	6,929	6,917,090
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 2.99%, 06/15/23 (Call 03/15/28), (3 mo. LIBOR US + 0.200%)(b)	6,136	6,122,150
SLM Private Education Loan Trust
Series 2011-C, Class A2A, 5.76%, 10/17/44 (Call 12/15/20), (1 mo. LIBOR US + 3.250%)(a)(b)	517	523,783
Series 2013-A, Class A2B, 3.56%, 05/17/27 (Call 08/15/19), (1 mo. LIBOR US + 1.050%)(a)(b)	23	23,504
Series 2013-C, Class A2B, 3.91%, 10/15/31 (Call 03/15/21), (1 mo. LIBOR US + 1.400%)(a)(b)	5,713	5,732,412
SLM Student Loan Trust, Series 2011-2, Class A1, 3.11%, 11/25/27 (Call 10/25/31),
(1 mo. LIBOR US + 0.600%)(b)	398	399,679
SMB Private Education Loan Trust
Class A1, 2.81%, 09/15/25,
(1 mo. LIBOR US + 0.300%)(a)(b)	17,072	17,044,836
Class A1, 2.83%, 12/16/24,
(1 mo. LIBOR US + 0.320%)(a)(b)	4,554	4,551,651
Class A1, 2.86%, 03/16/26,
(1 mo. LIBOR US + 0.350%)(a)(b)	5,881	5,876,949
Series 2015-A, Class A2A, 2.49%, 06/15/27
(Call 04/15/27)(a)	9,631	9,522,948
Series 2017-A, Class A2B, 3.41%, 09/15/34,
(1 mo. LIBOR US + 0.900%)(a)(b)	30,000	30,019,005
Series 2017-B, Class A1, 2.78%, 06/17/24,
(1 mo. LIBOR US + 0.270%)(a)(b)	1,879	1,878,343
SoFi Professional Loan Program LLC
Series 16-C, Class A1, 3.61%, 10/27/36
(Call 09/25/24),
(1 mo. LIBOR US + 1.100%)(a)(b)	2,875	2,912,500
Series 2014-A, Class A1, 4.11%, 06/25/25
(Call 08/25/19),
(1 mo. LIBOR US + 1.600%)(a)(b)	182	182,726
Series 2014-B, Class A1, 3.76%, 08/25/32
(Call 07/25/20),
(1 mo. LIBOR US + 1.250%)(a)(b)	171	172,344
Series 2014-B, Class A2, 2.55%, 08/27/29
(Call 07/25/20)(a)	929	923,196
Series 2015-A, Class A1, 3.71%, 03/25/33
(Call 01/25/21),
(1 mo. LIBOR US + 1.200%)(a)(b)	468	470,059
Series 2015-B, Class A1, 3.56%, 04/25/35
(Call 05/25/22),
(1 mo. LIBOR US + 1.050%)(a)(b)	2,536	2,567,163

Security	Par (000)	Value

TCI-Flatiron CLO Ltd., Series 2016-1A, Class A,
4.32%, 07/17/28 (Call 04/17/19),
(3 mo. LIBOR US + 1.550%)(a)(b)	$6,850	$6,854,788
TICP CLO I Ltd., Series 2015-1A, Class AR, 3.56%, 07/20/27 (Call 04/20/19),
(3 mo. LIBOR US + 0.800%)(a)(b)	4,015	3,971,474
Toyota Auto Receivables, 1.32%, 11/15/21
(Call 04/15/20)	8,347	8,223,340
Treman Park CLO Ltd., Class ARR, 3.83%, 10/20/28 (Call 10/20/19),
(3 mo. LIBOR US + 1.070%)(a)(b)	21,750	21,678,586
Wheels SPV 2 LLC
Series 2015-1A, Class B, 1.88%, 04/20/26
(Call 01/20/21)(a)	1,098	1,089,893
Series 2016-1A, Class A2, 1.59%, 05/20/25
(Call 12/20/19)(a)	163	162,783

Total Asset-Backed Securities — 28.9% (Cost: $1,664,639,739)		1,661,717,094

Certificates of Deposit
Barclays Bank PLC 2.84%, 05/08/19	20,000	20,004,786
3.00%, 09/19/19	15,000	14,995,047
3.20%, 01/31/20	10,000	9,998,990
Commonwealth Bank of Australia/New York NY, 3.00%, 03/18/19,
(3 mo. LIBOR US + 0.200%)(b)	15,000	15,008,865
Credit Suisse AG/New York NY 2.81%, 05/01/19,
(3 mo. LIBOR US + 0.270%)(b)	16,000	16,007,567
3.11%, 03/14/19,
(3 mo. LIBOR US + 0.330%)(b)	15,000	15,006,000
Royal Bank of Canada/New York NY, 2.76%, 02/07/19, (3 mo. LIBOR US + 0.160%)(b)	15,000	15,000,138

Total Certificates of Deposit — 1.9% (Cost: $106,000,000)		106,021,393

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 5.2%
Americold LLC, Series 2010-ARTA, Class A1, 3.85%, 01/14/29(a)	2,973	2,996,257
AOA Mortgage Trust, Class A, 2.96%, 12/13/29(a)	6,920	6,849,482
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/32(a)(b)	4,650	4,721,835
BAMLL Commercial Mortgage Securities Trust 3.36%, 09/15/34,
(1 mo. LIBOR US + 0.850%)(a)(b)	24,720	24,448,787
Series 2014-FL1, Class A, 3.91%, 12/15/31,
(1 mo. LIBOR US + 1.400%)(a)(b)	179	178,659
Bancorp Commercial Mortgage Trust, Class A, 3.41%, 09/15/35,
(1 mo. LIBOR US + 0.900%)(a)(b)	6,720	6,709,829
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.59%, 12/11/40(b)	5,481	5,652,759
BSPRT Issuer Ltd., Series 2017-FL2, Class A, 3.33%, 10/15/34,
(1 mo. LIBOR US + 0.820%)(a)(b)(c)	380	376,084

22

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Class A, 3.18%, 03/15/37,
(1 mo. LIBOR US + 0.671%)(a)(b)	$23,190	$22,855,707
Class A, 3.26%, 11/15/35,
(1 mo. LIBOR US + 0.750%)(a)(b)	9,985	9,933,133
CGDBB Commercial Mortgage Trust, 3.30%, 07/15/32, (1 mo. LIBOR + 0.790%)(a)(b)	13,300	13,224,887
COMM Mortgage Trust
Series 2014-PAT, Class A, 3.31%, 08/13/27,
(1 mo. LIBOR US + 0.800%)(a)(b)	13,570	13,561,289
Series 2014-TWC, Class A, 3.37%, 02/13/32,
(1 mo. LIBOR US + 0.850%)(a)(b)	11,305	11,305,010
Commission Mortgage Trust, Series 2013-CR6,
Class A3FL, 3.15%, 03/10/46,
(1 mo. LIBOR US + 0.630%)(a)(b)	9,659	9,620,175
Four Times Square Trust Commercial Mortgage
Pass-Through Certificates, Series 2006-4TS,
Class A, 5.40%, 12/13/28(a)	11,048	11,413,118
Gosforth Funding PLC, Class A1, 3.14%, 08/25/60
(Call 08/25/23),
(3 mo. LIBOR US + 0.450%)(a)(b)	10,887	10,844,285
GPMT Ltd., Series 2018-FL1, Class A, 3.41%, 11/21/35, (1 mo. LIBOR US + 0.900%)(a)(b)	11,022	10,958,222
GS Mortgage Securities Corp. 3.46%, 11/15/35,
(1 mo. LIBOR US + 0.950%)(a)(b)	26,015	26,048,224
3.51%, 11/15/32,
(1 mo. LIBOR US + 1.000%)(a)(b)	7,600	7,570,979
GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/27(a)	1,788	1,778,993
Hospitality Mortgage Trust, Series 2017-HIT,
Class A, 3.37%, 05/08/30,
(1 mo. LIBOR US + 0.850%)(a)(b)	4,990	4,969,586
InTown Hotel Portfolio Trust, Series 2018-STAY,
Class A, 3.21%, 01/15/33,
(1 mo. LIBOR US + 0.700%)(a)(b)	4,480	4,433,544
LMREC Inc., Series 2016-CRE2, Class A, 4.21%, 11/24/31, (1 mo. LIBOR US + 1.700%)(a)(b)	3,203	3,203,322
Madison Avenue Trust, Series 2013-650M,
Class A, 3.84%, 10/12/32(a)	2,060	2,083,104
Morgan Stanley Capital I Trust
Class A, 3.35%, 07/13/29(a)	14,480	14,544,698
Class A, 3.36%, 08/15/33,
(1 mo. LIBOR US + 0.850%)(a)(b)	6,860	6,786,901
Series 2017-CLS, Class A, 3.21%, 11/15/34,
(1 mo. LIBOR US + 0.700%)(a)(b)	9,512	9,395,658
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class A, 3.26%, 02/15/33,
(1 mo. LIBOR US + 0.750%)(a)(b)	7,500	7,412,999
Resource Capital Corp., Series 2017-CRE5,
Class A, 3.31%, 07/15/34,
(1 mo. LIBOR US + 0.800%)(a)(b)	847	838,915
VNDO Mortgage Trust, Series 2013-PENN,
Class A, 3.81%, 12/13/29(a)	5,200	5,255,788
Wells Fargo Commercial Mortgage Trust, 3.26%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	17,280	17,101,140

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL, 3.51%, 08/15/45,
(1 mo. LIBOR US + 1.000%)(a)(b)	$23,192	$23,477,238

Total Collaterized Mortgage Obligations — 5.2% (Cost: $302,422,736)		300,550,607

Commercial Paper

AstraZeneca PLC, 2.90%, 07/23/19(d)	8,000	7,890,010
Banco Santander SA, 2.84%, 04/18/19(d)	20,000	19,879,324
Boston Scientific Corp., 3.01%, 04/22/19(d)	15,000	14,899,155
Enbridge Inc., 2.78%, 02/11/19(d)	23,250	23,230,250
Energy Transfer Partners LP, 3.12%, 03/18/19(d)	30,000	29,880,707
Ford Motor Credit Co. LLC, 3.21%, 04/01/19(d)	23,000	22,877,717
Glencore Funding LLC
3.19%, 03/18/19(d)	20,000	19,927,857
3.24%, 04/10/19(d)	15,000	14,916,280
HSBC Bank PLC, 3.06%, 03/27/19,
(3 mo. LIBOR US + 0.240%)(a)(b)	9,000	9,002,936
Keurig Dr Pepper Inc., 2.89%, 03/08/19(d)	20,000	19,942,400
Mondelez International Inc., 2.99%, 04/09/19(d)	15,000	14,915,822
Toronto-Dominion Bank (The), 2.79%, 02/08/19,
(1 mo. LIBOR US + 0.270%)(a)(b)	15,000	15,001,215
Walgreens Boots Alliance Inc., 3.05%, 05/09/19(d)	20,900	20,727,780

Total Commercial Paper — 4.1% (Cost: $233,066,279)		233,091,453

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	4,465	4,488,203
Omnicom Group Inc./Omnicom Capital Inc., 6.25%, 07/15/19(e)	10,000	10,141,590

		14,629,793

Aerospace & Defense — 1.2%
Lockheed Martin Corp., 4.25%, 11/15/19	16,004	16,200,577
Northrop Grumman Corp., 2.08%, 10/15/20(e)	15,000	14,824,473
United Technologies Corp. 1.90%, 05/04/20(e)	15,000	14,798,185
3.28%, 08/16/21 (Call 08/16/19),
(3 mo. LIBOR US + 0.650%)(b)(e)	21,865	21,865,393

		67,688,628

Agriculture — 1.2%
BAT Capital Corp. 2.30%, 08/14/20	30,000	29,593,371
3.20%, 08/14/20, (3 mo. LIBOR US + 0.59%)(b)	24,000	23,772,898
Imperial Brands Finance PLC, 2.95%, 07/21/20(a)(e)	15,000	14,847,310

		68,213,579

Auto Manufacturers — 4.1%
American Honda Finance Corp., 3.05%, 06/16/20,
(3 mo. LIBOR US + 0.260%)(b)	10,000	9,995,925
BMW U.S. Capital LLC 3.18%, 04/06/20,
(3 mo. LIBOR US + 0.380%)(a)(b)	4,415	4,411,336
3.25%, 08/14/20(a)(e)	13,665	13,755,027

23

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC 3.05%, 02/12/21,
(3 mo. LIBOR US + 0.430%)(a)(b)	$5,000	$4,954,346
3.11%, 05/05/20,
(3 mo. LIBOR US + 0.530%)(a)(b)	15,500	15,454,833
3.54%, 07/05/19,
(3 mo. LIBOR US + 0.740%)(a)(b)	3,500	3,505,128
Ford Motor Credit Co. LLC 2.60%, 11/04/19(e)	15,000	14,921,530
2.68%, 01/09/20(e)	10,000	9,898,009
2.99%, 11/02/20,
(3 mo. LIBOR US + 0.430%)(b)(e)	17,000	16,564,970
3.16%, 08/04/20	20,000	19,675,085
General Motors Financial Co. Inc. 3.20%, 07/13/20 (Call 06/13/20)	50,000	49,857,266
3.50%, 07/10/19	15,000	15,014,761
3.65%, 04/09/21,
(3 mo. LIBOR US + 0.850%)(b)	10,000	9,868,321
Hyundai Capital America 3.61%, 04/03/20,
(3 mo. LIBOR US + 0.800%)(a)(b)	6,890	6,872,224
3.80%, 09/18/20,
(3 mo. LIBOR US + 1.000%)(a)(b)	3,000	2,995,115
Nissan Motor Acceptance Corp. 3.38%, 01/13/20,
(3 mo. LIBOR US + 0.580%)(a)(b)	15,000	14,978,026
3.45%, 07/13/22,
(3 mo. LIBOR US + 0.650%)(a)(b)	12,500	12,187,822
Volkswagen Group of America Finance LLC, 2.13%, 05/23/19(a)	12,500	12,462,226

		237,371,950

Banks — 20.5%
Australia & New Zealand Banking Group Ltd., 3.14%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(b)	19,745	19,803,391
Australia & New Zealand Banking Group Ltd./New York NY, 2.70%, 11/16/20	15,000	14,910,370
Banco Santander SA, 3.92%, 04/12/23,
(3 mo. LIBOR US + 1.120%)(b)	10,000	9,874,900
Bank of America Corp. 3.42%, 07/21/21 (Call 07/21/20),
(3 mo. LIBOR US + 0.660%)(b)(e)	25,500	25,592,090
3.45%, 10/01/21 (Call 10/01/20),
(3 mo. LIBOR US + 0.650%)(b)	7,500	7,522,778
3.78%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.000%)(b)(e)	7,500	7,517,483
3.92%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(b)	25,000	25,196,944
7.63%, 06/01/19	10,000	10,152,313
Series L, 2.25%, 04/21/20(e)	2,000	1,987,668
Bank of Montreal 3.02%, 09/11/19,
(3 mo. LIBOR US + 0.250%)(b)	3,350	3,351,776
3.38%, 12/12/19,
(3 mo. LIBOR US + 0.600%)(b)	10,185	10,227,127
3.43%, 07/18/19,
(3 mo. LIBOR US + 0.650%)(b)	3,500	3,509,912
3.48%, 08/27/21,
(3 mo. LIBOR US + 0.790%)(b)	7,000	7,056,646

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The), 3.42%, 09/19/22,
(3 mo. LIBOR US + 0.620%)(b)	$10,000	$9,991,700
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 3.22%, 09/09/19, (3 mo. LIBOR US + 0.450%)(b)	6,000	6,012,351
Banque Federative du Credit Mutuel SA 2.20%, 07/20/20(a)	10,000	9,869,059
3.25%, 07/20/20,
(3 mo. LIBOR US + 0.490%)(a)(b)	3,215	3,219,961
Barclays PLC, 2.75%, 11/08/19	35,085	34,964,308
BB&T Corp., 3.36%, 06/15/20,
(3 mo. LIBOR US + 0.570%)(b)	9,403	9,425,960
BNP Paribas SA, 2.38%, 05/21/20	15,000	14,896,757
Capital One N.A., 3.90%, 01/30/23 (Call 01/30/22),
(3 mo. LIBOR US + 1.150%)(b)	8,000	7,982,638
Citibank N.A., 3.28%, 06/12/20,
(3 mo. LIBOR US + 0.500%)(b)	7,060	7,067,299
Citigroup Inc. 2.05%, 06/07/19	10,000	9,974,410
2.45%, 01/10/20 (Call 12/10/19)	10,000	9,954,977
2.50%, 07/29/19	10,000	9,982,689
2.65%, 10/26/20(e)	25,000	24,815,983
3.45%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(b)	10,000	9,927,200
3.57%, 01/10/20 (Call 12/10/19),
(3 mo. LIBOR US + 0.790%)(b)(e)	8,286	8,327,184
Citizens Bank N.A./Providence RI, 3.26%, 05/26/20, (3 mo. LIBOR US + 0.570%)(b)	8,710	8,715,832
Commonwealth Bank of Australia/New York NY 2.30%, 03/12/20(e)	15,000	14,909,598
2.40%, 11/02/20	20,000	19,788,400
Cooperatieve Rabobank UA, 3.68%, 09/26/23,
(3 mo. LIBOR US + 0.860%)(a)(b)	10,000	9,892,528
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	19,000	18,890,311
Danske Bank A/S 2.75%, 09/17/20(a)(e)	20,000	19,513,409
3.25%, 03/02/20,
(3 mo. LIBOR US + 0.510%)(a)(b)	2,500	2,478,103
Deutsche Bank AG/London, 2.50%, 02/13/19(e)	7,000	6,997,488
Deutsche Bank AG/New York NY 3.58%, 01/22/21,
(3 mo. LIBOR US + 0.815%)(b)	5,000	4,859,797
4.25%, 02/04/21(e)	9,905	9,826,781
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	20,000	19,951,744
Fifth Third Bancorp., 2.88%, 07/27/20
(Call 06/27/20)(e)	10,000	9,987,666
Fifth Third Bank/Cincinnati OH, 3.00%, 10/30/20
(Call 09/30/20), (3 mo. LIBOR US + 0.250%)(b)	10,000	9,949,585
Goldman Sachs Group Inc. (The) 2.55%, 10/23/19(e)	10,000	9,975,320
3.52%, 10/31/22 (Call 10/31/21),
(3 mo. LIBOR US + 0.780%)(b)	4,000	3,963,680
3.78%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 1.000%)(b)(e)	5,000	4,959,464
3.80%, 06/05/23 (Call 06/05/22),
(3 mo. LIBOR US + 1.050%)(b)(e)	15,000	14,923,270
3.87%, 04/26/22 (Call 04/26/21),
(3 mo. LIBOR US + 1.110%)(b)(e)	15,000	15,056,220
3.99%, 09/15/20 (Call 08/15/20),
(3 mo. LIBOR US + 1.200%)(b)	1,750	1,767,136

24

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.13%, 04/23/21 (Call 03/23/21),
(3 mo. LIBOR US + 1.360%)(b)	$7,000	$7,096,249
4.46%, 02/25/21,
(3 mo. LIBOR US + 1.770%)(b)(e)	10,000	10,240,269
HSBC Bank PLC, 4.13%, 08/12/20(a)(e)	10,000	10,142,499
HSBC Holdings PLC 3.24%, 05/18/21 (Call 05/18/20),
(3 mo. LIBOR US + 0.600%)(b)(e)	24,695	24,640,515
4.35%, 05/25/21,
(3 mo. LIBOR US + 1.660%)(b)(e)	10,000	10,210,398
5.01%, 03/08/21,
(3 mo. LIBOR US + 2.240%)(b)	6,815	7,037,753
HSBC USA Inc., 2.35%, 03/05/20	15,000	14,906,668
Huntington National Bank (The) 2.20%, 04/01/19 (Call 03/25/19)	7,500	7,492,993
3.28%, 03/10/20,
(3 mo. LIBOR US + 0.510%)(b)	10,000	10,026,969
ING Bank NV, 3.23%, 08/15/19,
(3 mo. LIBOR US + 0.610%)(a)(b)	3,000	3,005,366
Intesa Sanpaolo SpA/New York NY, 3.40%, 07/17/19, (3 mo. LIBOR US + 0.630%)(b)	6,990	6,991,516
JPMorgan Chase & Co. 2.25%, 01/23/20 (Call 12/23/19)	4,000	3,974,749
3.32%, 03/09/21 (Call 03/09/20),
(3 mo. LIBOR US + 0.550%)(b)(e)	10,000	10,015,757
3.41%, 06/18/22 (Call 06/18/21),
(3 mo. LIBOR US + 0.610%)(b)	12,500	12,440,141
3.42%, 06/01/21 (Call 06/01/20),
(3 mo. LIBOR US + 0.680%)(b)	19,985	20,034,323
3.67%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.900%)(b)(e)	10,000	9,969,545
3.79%, 01/15/23 (Call 01/15/22),
(3 mo. LIBOR US + 1.000%)(b)	15,000	15,058,369
4.25%, 10/15/20	10,000	10,201,351
Lloyds Bank PLC, 2.70%, 08/17/20(e)	20,000	19,888,940
Mitsubishi UFJ Financial Group Inc., 3.41%, 07/26/21, (3 mo. LIBOR US + 0.650%)(b)(e)	10,000	9,999,982
Mizuho Financial Group Inc. 3.54%, 03/05/23,
(3 mo. LIBOR US + 0.790%)(b)(e)	3,000	2,983,620
3.92%, 09/13/21,
(3 mo. LIBOR US + 1.140%)(b)	20,000	20,200,000
Morgan Stanley 2.80%, 06/16/20	10,000	9,984,968
3.90%, 01/27/20,
(3 mo. LIBOR US + 1.140%)(b)(e)	3,000	3,021,863
3.94%, 01/20/22 (Call 01/20/21),
(3 mo. LIBOR US + 1.180%)(b)(e)	30,000	30,283,680
4.18%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.400%)(b)(e)	10,000	10,127,753
7.30%, 05/13/19	10,000	10,123,081
Series 3NC2, 3.41%, 02/14/20 (Call 02/14/19),
(3 mo. LIBOR US + 0.800%)(b)	34,740	34,740,000
MUFG Bank Ltd. 2.35%, 09/08/19(a)	10,000	9,974,076
3.27%, 01/25/21,
(3 mo. LIBOR US + 0.500%)(b)	15,000	14,999,952
National Australia Bank Ltd., 3.19%, 05/22/20,
(3 mo. LIBOR US + 0.510%)(a)(b)	10,000	10,038,400

Security	Par (000)	Value

Banks (continued)
Nordea Bank Abp 3.18%, 05/29/20,
(3 mo. LIBOR US + 0.470%)(a)(b)	$15,000	$15,045,539
3.65%, 08/30/23,
(3 mo. LIBOR US + 0.940%)(a)(b)	15,000	14,756,652
Royal Bank of Canada, 3.12%, 03/02/20,
(3 mo. LIBOR US + 0.380%)(b)	5,000	5,010,516
Santander UK Group Holdings PLC, 2.88%, 10/16/20(e)	10,000	9,909,230
Santander UK PLC, 2.35%, 09/10/19	10,000	9,965,084
Skandinaviska Enskilda Banken AB 2.63%, 11/17/20(a)(e)	20,000	19,788,240
3.07%, 05/17/21,
(3 mo. LIBOR US + 0.430%)(a)(b)(e)	10,000	9,973,110
Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	10,000	9,959,335
Sumitomo Mitsui Trust Bank Ltd., 3.69%, 10/18/19,
(3 mo. LIBOR US + 0.910%)(a)(b)	4,400	4,416,895
SunTrust Bank/Atlanta GA, 3.26%, 10/26/21
(Call 10/26/20), (3 mo. LIBOR US + 0.500%)(b)	32,020	31,856,378
Svenska Handelsbanken AB 2.25%, 06/17/19	4,350	4,342,501
3.13%, 09/08/20,
(3 mo. LIBOR US + 0.360%)(b)	5,000	5,001,913
3.16%, 05/24/21,
(3 mo. LIBOR US + 0.470%)(b)	12,500	12,515,567
U.S. Bank N.A./Cincinnati OH, 2.05%, 10/23/20
(Call 09/23/20)	10,000	9,863,486
UBS AG/London 2.45%, 12/01/20 (Call 11/01/20)(a)	15,000	14,795,820
3.22%, 12/01/20 (Call 11/01/20),
(3 mo. LIBOR US + 0.480%)(a)(b)	5,000	4,991,690
3.35%, 06/08/20 (Call 05/08/20),
(3 mo. LIBOR US + 0.580%)(a)(b)(e)	5,300	5,312,948
UBS AG/Stamford CT, 2.38%, 08/14/19	15,000	14,974,974
UBS Group Funding Switzerland AG, 3.87%, 05/23/23 (Call 05/23/22),
(3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,001,896
Wells Fargo & Co. 2.55%, 12/07/20(e)	15,000	14,888,467
3.64%, 07/22/20,
(3 mo. LIBOR US + 0.880%)(b)	5,000	5,024,893
4.08%, 03/04/21,
(3 mo. LIBOR US + 1.340%)(b)	10,000	10,170,000
Wells Fargo Bank N.A., 3.27%, 07/23/21
(Call 07/23/20), (3 mo. LIBOR US + 0.500%)(b)	15,000	14,990,388

		1,176,929,473

Beverages — 0.3%
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21 (Call 01/01/21)	7,326	7,295,914
Molson Coors Brewing Co., 1.90%, 03/15/19(e)	9,425	9,412,487

		16,708,401

Biotechnology — 0.6%
Amgen Inc. 2.20%, 05/22/19 (Call 04/22/19)	3,000	2,994,176
3.06%, 05/11/20,
(3 mo. LIBOR US + 0.450%)(b)(e)	8,100	8,119,327
5.70%, 02/01/19(e)	4,000	4,000,000

25

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc. 1.85%, 09/20/19	$12,100	$12,033,909
2.55%, 09/01/20	10,000	9,943,339

		37,090,751

Chemicals — 1.6%
DowDuPont Inc., 3.42%, 11/15/20,
(3 mo. LIBOR US + 0.710%)(b)(e)	47,500	47,749,707
EI du Pont de Nemours & Co., 3.07%, 05/01/20,
(3 mo. LIBOR US + 0.530%)(b)	6,015	6,032,002
PPG Industries Inc., 2.30%, 11/15/19
(Call 10/15/19)	10,868	10,817,669
Sherwin-Williams Co. (The), 2.25%, 05/15/20	30,000	29,676,837

		94,276,215

Computers — 0.7%
Hewlett Packard Enterprise Co. 3.52%, 10/05/21 (Call 09/20/19),
(3 mo. LIBOR US + 0.720%)(b)	20,000	19,856,574
3.60%, 10/15/20 (Call 09/15/20)(f)	10,000	10,062,157
IBM Credit LLC, 3.18%, 11/30/20,
(3 mo. LIBOR US + 0.470%)(b)(e)	7,250	7,272,542

		37,191,273

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust 3.75%, 05/15/19(e)	7,771	7,784,819
4.25%, 07/01/20(e)	10,000	10,024,013
4.63%, 10/30/20	20,000	20,237,513
AIG Global Funding, 3.28%, 07/02/20,
(3 mo. LIBOR US + 0.480%)(a)(b)	3,695	3,701,236
American Express Co. 3.08%, 10/30/20 (Call 09/29/20),
(3 mo. LIBOR US + 0.330%)(b)	7,750	7,741,050
3.19%, 11/05/21 (Call 10/05/21),
(3 mo. LIBOR US + 0.60%)(b)(e)	10,000	10,020,141
3.34%, 02/27/23 (Call 01/27/23),
(3 mo. LIBOR US + 0.650%)(b)	4,000	3,954,669
American Express Credit Corp., 3.17%, 03/03/20
(Call 02/03/20), (3 mo. LIBOR US + 0.430%)(b)	10,000	10,016,156
Capital One Financial Corp. 3.20%, 10/30/20 (Call 09/30/20),
(3 mo. LIBOR US + 0.450%)(b)(e)	5,000	4,967,343
3.38%, 05/12/20 (Call 04/12/20),
(3 mo. LIBOR US + 0.760%)(b)	25,505	25,591,912
Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20(a)	15,000	14,812,178
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	25,000	24,409,557
Horsepower Finance Ltd., 2.15%, 12/02/19(g)	10,000	9,891,069
International Lease Finance Corp. 5.88%, 04/01/19	3,225	3,236,603
6.25%, 05/15/19	23,238	23,436,144

		179,824,403

Electric — 1.0%
Duke Energy Florida LLC, 1.85%, 01/15/20	8,000	7,929,046
Duke Energy Progress LLC, 2.95%, 09/08/20,
(3 mo. LIBOR US + 0.180%)(b)(e)	9,835	9,814,052
Exelon Generation Co. LLC, 2.95%, 01/15/20
(Call 12/15/19)	30,000	29,925,036

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc., 2.30%, 04/01/19	$5,000	$4,996,303
Sempra Energy, 3.29%, 01/15/21 (Call 03/04/19),
(3 mo. LIBOR US + 0.500%)(b)	5,065	4,996,411

		57,660,848

Electronics — 0.3%
Tyco Electronics Group SA, 3.20%, 06/05/20,
(3 mo. LIBOR US + 0.450%)(b)	15,000	14,984,783

Environmental Control — 0.1%
Republic Services Inc., 5.50%, 09/15/19	7,964	8,083,278

Food — 1.9%
Campbell Soup Co., 3.42%, 03/15/21,
(3 mo. LIBOR US + 0.630%)(b)	15,000	14,850,578
Conagra Brands Inc. 3.30%, 10/09/20,
(3 mo. LIBOR US + 0.500%)(b)	7,000	6,942,180
3.51%, 10/22/20 (Call 10/22/19),
(3 mo. LIBOR US + 0.750%)(b)	9,945	9,895,665
General Mills Inc., 3.32%, 04/16/21,
(3 mo. LIBOR US + 0.540%)(b)(e)	26,636	26,431,019
Kraft Heinz Foods Co. 3.02%, 08/09/19,
(3 mo. LIBOR US + 0.420%)(b)	12,000	11,992,494
3.19%, 02/10/21,
(3 mo. LIBOR US + 0.570%)(b)	4,010	3,976,158
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/19 (Call 09/28/19)(a)	7,500	7,423,066
Tyson Foods Inc. 2.65%, 08/15/19 (Call 07/15/19)	4,590	4,582,475
3.10%, 08/21/20,
(3 mo. LIBOR US + 0.450%)(b)	14,160	14,001,257
3.29%, 06/02/20,
(3 mo. LIBOR US + 0.550%)(b)	5,475	5,456,396
Wm Wrigley Jr Co., 2.90%, 10/21/19
(Call 09/21/19)(a)	3,500	3,502,100

		109,053,388

Health Care - Products — 0.7%
Becton Dickinson and Co. 2.68%, 12/15/19	5,000	4,977,789
3.68%, 12/29/20 (Call 03/04/19),
(3 mo. LIBOR US + 0.875%)(b)	28,505	28,379,316
Medtronic Inc., 3.59%, 03/15/20,
(3 mo. LIBOR US + 0.800%)(b)	5,312	5,350,631
Stryker Corp., 2.00%, 03/08/19(e)	1,115	1,114,498

		39,822,234

Health Care - Services — 0.2%
UnitedHealth Group Inc., 2.70%, 07/15/20	10,000	9,996,076

Housewares — 0.1%
Newell Brands Inc., 2.60%, 03/29/19	7,000	6,992,779

Insurance — 0.9%
Allstate Corp. (The), 3.23%, 03/29/21,
(3 mo. LIBOR US + 0.430%)(b)	5,710	5,675,664
American International Group Inc., 3.38%, 08/15/20	2,997	3,011,005
Marsh & McLennan Companies Inc., 3.91%, 12/29/21 (Call 12/29/19), (3 mo. LIBOR US + 1.200%)(b)	13,380	13,401,083

26

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Global Funding I, 2.30%, 04/10/19(a)	$19,915	$19,902,949
Pricoa Global Funding I, 2.20%, 05/16/19(a)	10,905	10,891,266

		52,881,967

Machinery — 0.4%
Caterpillar Financial Services Corp., 3.13%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)	10,000	9,884,373
John Deere Capital Corp. 3.08%, 03/13/20,
(3 mo. LIBOR US + 0.300%)(b)(e)	6,000	6,004,743
3.11%, 06/22/20,
(3 mo. LIBOR US + 0.290%)(b)(e)	6,000	6,011,708

		21,900,824

Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV 2.15%, 05/27/20(a)	10,000	9,909,107
3.13%, 03/16/20,
(3 mo. LIBOR US + 0.340%)(a)(b)	2,000	2,001,399

		11,910,506

Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)	35,000	35,090,351
Comcast Corp., 3.24%, 10/01/21,
(3 mo. LIBOR US + 0.440%)(b)	42,930	42,963,915
Discovery Communications LLC, 3.50%, 09/20/19,
(3 mo. LIBOR US + 0.710%)(b)	30,000	30,014,289
Sky Ltd., 2.63%, 09/16/19(a)(e)	1,425	1,417,956
Time Warner Cable LLC, 8.25%, 04/01/19(e)	1,950	1,966,030
Warner Media LLC, 2.10%, 06/01/19	10,000	9,972,024

		121,424,565

Oil & Gas — 0.6%
Chevron Corp. 2.43%, 06/24/20 (Call 05/24/20)(e)	10,000	9,987,388
2.95%, 03/03/20,
(3 mo. LIBOR US + 0.210%)(b)	6,500	6,506,346
Phillips 66, 3.54%, 04/15/20 (Call 03/04/19),
(3 mo. LIBOR US + 0.750%)(a)(b)(e)	5,625	5,625,296
Sinopec Group Overseas Development 2014 Ltd., 2.75%, 04/10/19(g)	12,000	11,991,120

		34,110,150

Pharmaceuticals — 5.5%
AbbVie Inc., 2.50%, 05/14/20 (Call 04/14/20)	42,500	42,246,612
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)	50,500	50,458,199
4.03%, 03/12/20,
(3 mo. LIBOR US + 1.255%)(b)	20,505	20,662,569
AstraZeneca PLC, 1.95%, 09/18/19	6,500	6,458,048
Bayer U.S. Finance II LLC, 3.45%, 06/25/21
(Call 05/25/21),
(3 mo. LIBOR US + 0.630%)(a)(b)	25,000	24,736,900
Cigna Corp., 3.20%, 09/17/20(a)(e)	30,000	30,037,384
CVS Health Corp. 2.25%, 08/12/19 (Call 07/12/19)	3,000	2,990,139
2.80%, 07/20/20 (Call 06/20/20)(e)	55,000	54,756,522
3.13%, 03/09/20(e)	12,430	12,439,854
3.40%, 03/09/20,
(3 mo. LIBOR US + 0.630%)(b)	5,318	5,329,024

Security	Par (000)	Value

Pharmaceuticals (continued)
3.49%, 03/09/21,
(3 mo. LIBOR US + 0.720%)(b)(e)	$10,000	$10,017,602
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	50,000	49,611,000
Takeda Pharmaceutical Co. Ltd., 3.80%, 11/26/20(a)	7,035	7,108,462

		316,852,315

Pipelines — 2.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (Call 03/11/19)	2,000	2,050,000
Enbridge Inc., 3.18%, 01/10/20,
(3 mo. LIBOR US + 0.400%)(b)	5,230	5,206,871
Energy Transfer Operating LP, 4.15%, 10/01/20
(Call 08/01/20)	15,000	15,147,040
Enterprise Products Operating LLC 2.55%, 10/15/19 (Call 09/15/19)	20,000	19,963,042
5.20%, 09/01/20	10,000	10,327,126
Kinder Morgan Inc./DE, 4.07%, 01/15/23,
(3 mo. LIBOR US + 1.280%)(b)	20,000	19,936,077
Spectra Energy Partners LP, 3.45%, 06/05/20,
(3 mo. LIBOR US + 0.700%)(b)	32,000	31,797,470
TransCanada PipeLines Ltd., 2.13%, 11/15/19	37,540	37,310,028
Williams Companies Inc. (The), 5.25%, 03/15/20	15,000	15,354,194

		157,091,848

Real Estate Investment Trusts — 0.2%
American Tower Corp., 3.40%, 02/15/19	10,000	9,999,581

Retail — 0.2%
Alimentation Couche-Tard Inc., 3.28%, 12/13/19
(Call 03/04/19),
(3 mo. LIBOR US + 0.500%)(a)(b)(e)	8,600	8,597,211
Walgreens Boots Alliance Inc., 2.70%, 11/18/19
(Call 10/18/19)	3,058	3,054,609

		11,651,820

Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21(e)	10,000	9,755,447
2.38%, 01/15/20	5,900	5,854,320
Intel Corp., 2.70%, 05/11/20,
(3 mo. LIBOR US + 0.080%)(b)	13,700	13,700,548
QUALCOMM Inc. 2.25%, 05/20/20(e)	10,000	9,934,146
3.48%, 01/30/23,
(3 mo. LIBOR US + 0.730%)(b)	10,000	9,911,364

		49,155,825

Software — 0.2%
Fidelity National Information Services Inc., 3.63%, 10/15/20 (Call 09/15/20)	10,000	10,065,757

Telecommunications — 1.9%
AT&T Inc. 2.45%, 06/30/20 (Call 05/30/20)	20,000	19,868,570
3.49%, 06/01/21,
(3 mo. LIBOR US + 0.750%)(b)	13,250	13,246,466
3.74%, 07/15/21,
(3 mo. LIBOR US + 0.950%)(b)	10,000	10,040,837
Deutsche Telekom International Finance BV 2.23%, 01/17/20(a)(e)	13,687	13,623,312
3.35%, 01/17/20,
(3 mo. LIBOR US + 0.580%)(a)(b)	12,000	12,016,597

27

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Telecommunications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)(e)		$6,395	$6,359,952
Verizon Communications Inc. 3.20%, 05/22/20,
(3 mo. LIBOR US + 0.550%)(b)		22,940	23,014,788
3.79%, 03/16/22,
(3 mo. LIBOR US + 1.000%)(b)		10,000	10,100,923

			108,271,445

Transportation — 0.1%
United Parcel Service Inc., 2.95%, 04/01/21,
(3 mo. LIBOR US + 0.150%)(b)		7,500	7,468,844

Trucking & Leasing — 0.8%
Aviation Capital Group LLC, 3.42%, 07/30/21,
(3 mo. LIBOR US + 0.670%)(a)(b)		15,000	14,896,071
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.50%, 06/15/19 (Call 05/15/19)(a)		23,030	22,984,286
3.20%, 07/15/20 (Call 06/15/20)(a)		10,000	9,981,978

			47,862,335

Total Corporate Bonds & Notes — 54.6% (Cost: $3,143,928,712)			3,137,165,634

Foreign Government Obligations

Mexico — 1.9%
Mexico Cetes 2.42%, 02/07/19(d)	MXN	80,050	4,204,799
5.49%, 02/14/19(d)	MXN	1,580,000	82,652,477
7.02%, 02/28/19(d)	MXN	334,091	17,422,433
7.68%, 03/21/19(d)	MXN	80,065	4,155,474

			108,435,183

Total Foreign Government Obligations — 1.9% (Cost: $107,884,409)			108,435,183

Repurchase Agreements

Mizuho Securities USA Inc., 3.29%, 02/01/19
(Purchased on 01/31/19 to be repurchased at $30,002,745, collateralized by non-agency mortgage-backed security, 2.92% to 3.49%, due 06/25/35 to 04/25/37, par and fair value of $43,019,001 and $34,500,001, respectively)(b)(h)		30,000	30,000,000

Total Repurchase Agreements — 0.5% (Cost: $30,000,000)			30,000,000

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.3%
Federal National Mortgage Association 5.00% 01/01/20		314	319,466

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20 (b)	$1,250	$1,275,027
Series K013, Class A2, 3.97%, 01/25/21
(Call 01/11/21)(b)	8,500	8,658,859
Series K032, Class A1, 3.02%, 02/25/23	911	916,265
Series K037, Class A1, 2.59%, 04/25/23	1,161	1,157,086
Series K715, Class A2, 2.86%, 01/25/21	2,487	2,488,795
Series K721, Class A1, 2.61%, 01/25/22	2,052	2,043,589

U.S. Government Obligations — 2.1%
U.S. Treasury Note/Bond, 1.38%, 01/31/20	120,000	118,621,874

Total U.S. Government & Agency Obligations — 2.4% (Cost: $135,737,659)		135,480,961

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(i)(j)(k)	62,047	62,065,938
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(i)(j)	191,786	191,785,731

Total Money Market Funds — 4.4% (Cost: $253,838,853)		253,851,669

Total Investments in Securities — 103.9% (Cost: $5,977,518,387)		5,966,313,994

Other Assets, Less Liabilities — (3.9)%		(224,603,634)

Net Assets — 100.0%		$5,741,710,360

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	All or a portion of this security is on loan.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Maturity date represents next reset date.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	72,065	(10,018)	62,047	$62,065,938	$55,443	(a)	$(2,152)	$8,469
BlackRock Cash Funds: Treasury, SL Agency Shares	430,219	(238,433)	191,786	191,785,731	2,374,713		—	—

				$253,851,669	$2,430,156		$(2,152)	$8,469

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	29,505,721	MXN	595,301,000	GS	02/05/19	$(1,779,394)
USD	4,197,092	MXN	80,050,000	GS	02/07/19	(8,485)
USD	81,466,007	MXN	1,569,228,528	GS	02/14/19	(886,116)
USD	559,220	MXN	10,771,472	SSB	02/14/19	(6,061)
USD	17,305,001	MXN	334,090,910	GS	02/28/19	(190,235)
USD	59,428	MXN	1,140,719	GS	03/21/19	(119)
USD	4,112,194	MXN	78,924,281	HSBC	03/21/19	(7,740)

						(2,878,150)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$1,661,717,094	$—	$1,661,717,094
Certificates of Deposit	—	106,021,393	—	106,021,393
Collaterized Mortgage Obligations	—	300,174,523	376,084	300,550,607
Commercial Paper	—	233,091,453	—	233,091,453
Corporate Bonds & Notes	—	3,137,165,634	—	3,137,165,634
Foreign Government Obligations	—	108,435,183	—	108,435,183
Repurchase Agreements	—	30,000,000	—	30,000,000
U.S. Government & Agency Obligations	—	135,480,961	—	135,480,961
Money Market Funds	253,851,669	—	—	253,851,669

	$253,851,669	$5,712,086,241	$376,084	$5,966,313,994

Derivative financial instruments(a)
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(2,878,150)	$—	$(2,878,150)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

29

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Bond ETF
January 31, 2019

The following table includes a rollforward for the three months ended January 31, 2019 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Asset Backed Securities		Collateralized Mortgage Obligations

Balance at beginning of period	$69,790,000		$1,443,544
Realized gain (loss) and change in unrealized appreciation/depreciation	-		(4,376)
Purchases	-		-
Sales	-		(1,063,084)
Transfers in(a)	-		-
Transfers out(a)	(69,790,000	)(b)	-
Paydown	-		-

Balance at end of period	$-		$376,084

Net change in unrealized appreciation/depreciation on investments still held at end of period	$-		$(3,799)

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers out of Level 3 are due to resumption of trading of asset backed securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Portfolio Abbreviations - Fixed Income

CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate

Counterparty Abbreviations

GS	Goldman Sachs & Co.
HSBC	HSBC Bank PLC
SSB	State Street Bank and Trust Co.

Currency Abbreviations

MXN	Mexican Peso
USD	United States Dollar

30

Schedule of Investments (unaudited)	iShares® Short Maturity Municipal Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Bessemer Governmental Utility Services Corp. RB, 5.00%, 06/01/20 (BAM)	$515	$536,053
Black Belt Energy Gas District RB, Series A, 5.00%, 12/01/19	500	510,540
State of Alabama Docks Department RB, Series B, 5.00%, 10/01/19	500	509,320
Tuscaloosa City Board of Education RB, 5.00%, 08/01/19	150	152,406

		1,708,319
Arizona — 1.8%
Industrial Development Authority of the County of Pima (The) RB, VRDN, 1.51%, 12/01/25 (Put 02/28/19) (GNMA COLL)(a)(b)	1,200	1,200,000
Industrial Development Authority of the County of Yavapai (The) RB, Series A, 1.40%, 09/01/35 (Put 02/28/19)(a)(b)	2,000	2,000,000

		3,200,000
California — 0.4%
Lancaster Redevelopment Agency Successor Agency TA, 3.00%, 08/01/20	700	714,182

Colorado — 1.6%
City of Colorado Springs CO Utilities System Revenue RB, 1.44%, 11/01/28 (Put 02/28/19)(a)(b)	1,045	1,045,000
County of Arapahoe Co. RB, VRDN, 1.46%, 08/01/31 (Put 02/28/19)(a)(b)	1,600	1,600,000
State of Colorado Department of Transportation COP, 5.00%, 06/15/19	270	273,262

		2,918,262
Connecticut — 4.3%
State of Connecticut GO
5.00%, 06/01/21	670	714,950
Series A, 5.00%, 04/15/20	1,200	1,243,356
Series C, 1.49%, 05/15/34 (Put 02/28/19)(a)(b)	1,820	1,820,000
Series C, 5.00%, 06/01/20	720	748,757
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/21	2,000	2,146,180
University of Connecticut RB, Series A, 5.00%, 04/15/20	1,000	1,037,590

		7,710,833
District of Columbia — 1.1%
District of Columbia RB, VRDN, 1.45%, 04/01/38 (Put 02/28/19)(a)(b)	2,000	2,000,000

Georgia — 3.2%
Burke County Development Authority RB, 2.20%, 10/01/32 (Put 04/02/19)(a)(b)	1,700	1,700,170
City of Atlanta GA TA, 5.00%, 12/01/19 (TA)	365	374,056
Cobb County Development Authority RB, 5.00%, 07/15/20	545	569,797
Municipal Electric Authority of Georgia RB, 1.60%, 01/01/48 (Put 02/28/19)(a)(b)	3,030	3,030,000

		5,674,023
Illinois — 7.9%
Chicago Transit Authority RB, 5.00%, 06/01/20	750	777,653
Illinois Development Finance Authority RB, 1.50%, 06/01/29 (Put 02/28/19)(a)(b)	1,100	1,100,000
Illinois Finance Authority RB
1.49%, 11/01/38 (Put 02/28/19)(a)(b)	1,055	1,055,000
4.00%, 09/01/19	145	146,331
VRDN, 1.43%, 02/01/29 (Put 02/28/19)(a)(b)	5,525	5,525,000
VRDN, 1.50%, 11/01/38 (Put 02/28/19)(a)(b)	1,320	1,320,000

Security	Par (000)	Value

Illinois (continued)
Tender Option Bond Trust Receipts/Certificates GO, 1.66%, 03/01/33 (Put 02/28/19)(a)(b)(c)	$4,000	$4,000,000

		13,923,984
Iowa — 2.5%
Iowa Finance Authority RB
1.81%, 04/01/22 (Put 02/28/19)(a)(b)	3,360	3,360,000
VRDN, 1.43%, 01/01/47 (Put 02/28/19) (GNMA/FNMA/FHLMC)(a)(b)	1,000	1,000,000

		4,360,000
Kansas — 3.9%
City of Burlington KS RB, VRDN, 1.80%, 09/01/35 (Put 02/28/19)(a)(b)	6,000	6,000,000
Geary County Unified School District No. 475 GO, Series B, 3.00%, 09/01/19	850	856,537

		6,856,537
Kentucky — 2.3%
Kentucky Public Energy Authority RB 4.00%, 06/01/20	650	664,150
4.00%, 12/01/20	1,070	1,102,111
4.00%, 06/01/21	1,060	1,097,609
Kentucky State Property & Building Commission RB, Series D, 5.00%, 05/01/21	600	638,430
Tender Option Bond Trust Receipts/Certificates RB, Series 2018, 1.92%, 12/01/41 (Put 02/28/19) (AGM)(a)(b)(c)	500	500,000

		4,002,300
Louisiana — 1.0%
Louisiana Public Facilities Authority RB
1.47%, 12/01/43 (Put 02/28/19)(a)(b)	410	410,000
1.47%, 08/01/50 (Put 02/28/19)(a)(b)	1,000	1,000,000
5.00%, 05/15/21	400	425,320

		1,835,320
Michigan — 1.8%
City of Detroit MI Water Supply System Revenue RB, 5.00%, 07/01/19	970	981,669
County of Genesee MI GOL, Series B, 5.00%, 02/01/19	100	100,000
Michigan State Housing Development Authority RB, Series D, 1.49%, 06/01/30 (Put 02/28/19)(a)(b)	1,000	1,000,000
Michigan Strategic Fund RB, 1.86%, 06/01/39 (Put 02/21/19)(a)(b)	1,165	1,165,000

		3,246,669
Minnesota — 0.6%
City of Minneapolis MN RB, 1.45%, 12/01/27 (Put 02/28/19)(a)(b)	1,100	1,100,000

Missouri — 1.1%
RBC Municipal Products Inc. Trust RB, VRDN, 1.49%, 09/01/39 (Put 02/28/19)(a)(b)(c)	2,000	2,000,000

Nebraska — 0.6%
Central Plains Energy Project RB, 5.00%, 08/01/39 (Put 12/01/19)(a)(b)	1,000	1,023,150

New Jersey — 22.2%
Borough of North Plainfield NJ GO, 3.00%, 12/11/19	1,400	1,411,312
Garden State Preservation Trust RB, 5.00%, 11/01/20	1,690	1,768,585
Hasbrouck Heights Board of Education GO, 2.75%, 07/12/19	1,225	1,228,945
New Jersey Economic Development Authority RB
5.00%, 05/01/19	250	251,825
5.00%, 06/15/21	4,250	4,503,342

31

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Municipal Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
5.25%, 09/01/19	$2,340	$2,383,641
5.50%, 09/01/21 (Call 03/01/21)	675	716,108
Series A, 4.00%, 07/01/22	2,000	2,099,400
Series DDD, 5.00%, 06/15/19	895	904,818
Series K, 5.50%, 12/15/19 (AMBAC)	750	772,485
Series NN, 5.00%, 03/01/21 (SAP)	1,215	1,277,293
Series NN, 5.00%, 03/01/22	2,200	2,357,058
Series PP, 5.00%, 06/15/19	750	758,228
Series PP, 5.00%, 06/15/20	1,475	1,530,357
Series XX, 5.00%, 06/15/20 (SAP)	200	207,506
New Jersey Health Care Facilities Financing Authority RB
5.00%, 07/01/19	160	162,064
5.00%, 10/01/20	600	626,796
Series A, 5.00%, 07/01/20	500	522,145
New Jersey Sports & Exposition Authority RB
4.00%, 09/01/19	1,000	1,010,330
5.00%, 09/01/20	1,250	1,301,687
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19	700	707,679
5.25%, 12/15/19	1,500	1,541,775
5.25%, 12/15/20	500	529,100
5.50%, 12/15/19 (NPFGC)	530	545,889
Series A, 5.25%, 12/15/19	530	544,761
Series A-1, 5.00%, 06/15/19	1,060	1,071,437
Series A-1, 5.00%, 06/15/20	1,275	1,323,730
Series B, 5.50%, 12/15/20 (NPFGC-FGIC)	155	164,316
Series B, 5.50%, 12/15/21 (NPFGC)	625	679,925
Tobacco Settlement Financing Corp./NJ RB, Series A, 5.00%, 06/01/19	1,700	1,715,589
Township of Branchburg NJ GO, 3.00%, 10/04/19	1,000	1,008,000
Township of Pennsauken NJ GO, 3.00%, 06/18/19	710	712,421
Township of South Orange Village NJ GO, 3.00%, 07/10/19	2,000	2,008,460
Township of West Orange/NJ GO, 3.00%, 09/06/19	1,122	1,129,733

		39,476,740
New York — 19.7%
Amherst Development Corp. RB, Series A, 1.48%, 02/01/35 (Put 02/28/19)(a)(b)	1,860	1,860,000
Churchville-Chili Central School District GO, 3.00%, 06/28/19 (SAW)	1,100	1,104,972
City of New York NY GO
VRDN, 1.63%, 06/01/44 (Put 02/21/19)(a)(b)	1,525	1,525,000
VRDN, 1.65%, 10/01/40 (Put 02/21/19)(a)(b)	4,400	4,400,000
County of Nassau NY GO, 4.00%, 12/10/19	5,000	5,095,750
Enlarged City School District of the City of Troy GO, 3.50%, 06/12/19 (SAW)	2,600	2,614,846
Evans-Brant Central School District GO, 3.00%, 06/27/19 (SAW)	1,525	1,532,153
Gates Chili Central School District GO, 3.00%, 06/27/19 (SAW)	1,200	1,205,388
Jamesville-Dewitt Central School District GO, 3.00%, 09/27/19 (SAW)	1,800	1,813,518
New York City Transitional Finance Authority Future Tax Secured Revenue RB, VRDN, 1.63%, 08/01/39 (Put 02/21/19)(a)(b)	1,500	1,500,000
New York City Water & Sewer System RB, VRDN, 1.65%, 06/15/48 (Put 02/21/19)(a)(b)	2,000	2,000,000
North Shore Central School District/NY GOL, 3.00%, 06/26/19 (SAW)	1,000	1,004,540
Onondaga County Trust for Cultural Resources RB, 4.00%, 05/01/19	400	402,148

Security	Par (000)	Value

New York (continued)
Somers Central School District GO, 3.00%, 09/13/19 (SAW)	$1,100	$1,108,250
Spackenkill Union Free School District GO, 3.00%, 06/26/19 (SAW)	1,300	1,305,057
Springs Union Free School District GOL, 3.00%, 06/27/19 (SAW)	1,000	1,004,490
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 1.55%, 11/15/56 (Put 02/28/19)(a)(b)(c)	2,500	2,500,000
Town of Carmel NY GOL, 3.25%, 10/04/19	1,265	1,278,004
Town of Southold NY GOL, 3.00%, 09/25/19	1,600	1,612,752

		34,866,868
North Carolina — 1.9%
City of Charlotte NC COP, VRDN, 1.44%, 06/01/33 (Put 02/28/19)(a)(b)	1,300	1,300,000
City of Raleigh NC COP, VRDN, 1.45%, 06/01/34 (Put 02/28/19)(a)(b)	1,400	1,400,000
North Carolina Turnpike Authority RB 5.00%, 01/01/21	425	447,113
5.00%, 01/01/22	215	231,550

		3,378,663
Ohio — 1.4%
American Municipal Power Inc. RB, 3.00%, 08/15/19 (ST STANDBY NT PURCHASE)	135	135,915
County of Allen OH Hospital Facilities Revenue RB, Series A, 5.00%, 08/01/19	500	507,770
County of Franklin OH RB, 1.47%, 11/01/45 (Put 02/28/19)(a)(b)	900	900,000
Little Miami Local School District GO, 3.00%, 11/21/19	1,000	1,009,620

		2,553,305
Pennsylvania — 1.5%
Bucks County Industrial Development Authority RB, VRDN, 1.42%, 07/01/34 (Put 02/28/19)(a)(b)	1,575	1,575,000
Carlisle Area School District GOL, 2.00%, 09/01/19	165	165,262
Commonwealth of Pennsylvania GO, 5.00%, 04/01/20	800	829,664

		2,569,926
Tennessee — 0.2%
Jackson Energy Authority RB, 5.00%, 12/01/19	350	359,240

Texas — 5.8%
City of Houston TX GOL, Series A, 5.00%, 03/01/20	1,000	1,035,100
Harris County Cultural Education Facilities Finance Corp. RB Series C-1, 1.65%, 12/01/24 (Put 02/21/19)(a)(b)	1,100	1,100,000
VRDN, 1.65%, 12/01/27 (Put 02/21/19)(a)(b)	200	200,000
State of Texas GO
VRDN, 1.57%, 12/01/41 (Put 02/28/19)(a)(b)	4,000	4,000,000
VRDN, 1.57%, 12/01/43 (Put 02/28/19)(a)(b)	3,000	3,000,000
State of Texas RB, 4.00%, 08/29/19	1,000	1,013,270

		10,348,370
Washington — 2.1%
Grant County Public Utility District No. 2 RB, 2.00%, 01/01/44 (Put 09/01/20)(a)(b)	1,000	999,270
Washington Higher Education Facilities Authority RB, 1.50%, 10/01/29 (Put 02/28/19)(a)(b)	1,000	1,000,000
Washington State Housing Finance Commission RB, 1.45%, 04/01/43 (Put 02/28/19)(a)(b)	1,700	1,700,000

		3,699,270
Wisconsin — 5.3%
University of Wisconsin Hospitals & Clinics RB, VRDN, 1.65%, 04/01/48 (Put 02/21/19)(a)(b)	2,500	2,500,000

32

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Municipal Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority RB, 1.45%, 11/01/25 (Put 02/28/19)(a)(b)	$1,315	$1,315,000
Wisconsin Housing & Economic Development Authority RB 1.43%, 03/01/38 (Put 02/28/19)(a)(b)	1,650	1,650,000
VRDN, 1.43%, 03/01/31 (Put 02/28/19)(a)(b)	1,100	1,100,000
VRDN, 1.43%, 03/01/39 (Put 02/28/19)(a)(b)	2,840	2,840,000

		9,405,000

Total Municipal Debt Obligations — 95.2% (Cost $168,813,552)		168,930,961

Money Market Funds

BlackRock Liquidity Funds: MuniCash, 1.24%(d)(e)	26	26,396

Total Money Market Funds — 0.0% (Cost: $26,394)		26,396

Total Investments in Securities — 95.2% (Cost: $168,839,946)		168,957,357

Other Assets, Less Liabilities — 4.8%		8,492,354

Net Assets — 100.0%		$177,449,711

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: Muni Cash	80	(54)	26	$26,396	$629	$(9)	$2

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$168,930,961	$—	$168,930,961
Money Market Funds	26,396	—	—	26,396

	$26,396	$168,930,961	$—	$168,957,357

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.

NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding

33

Schedule of Investments (unaudited) (continued)	iShares® Short Maturity Municipal Bond ETF
January 31, 2019

Portfolio Abbreviations - Fixed Income (continued)

ST	Special Tax
TA	Tax Allocation

34

Schedule of Investments (unaudited)	iShares® Ultra Short-Term Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Capital One Multi-Asset Execution Trust, Class A6, 1.82%, 09/15/22	$3,000	$2,978,101
CarMax Auto Owner Trust, Class A2A, 3.02%, 07/15/22 (Call 01/15/23)	3,510	3,513,925
CNH Equipment Trust, Class A2, 2.96%, 05/16/22	4,180	4,179,658
Honda Auto Receivables Owner Trust, Class A2, 2.67%, 12/21/20 (Call 10/21/21)	3,760	3,755,323
Mercedes-Benz Auto Receivables Trust, Class A2, 2.71%, 04/15/21 (Call 04/15/22)	3,239	3,235,236
Toyota Auto Receivables Owner Trust, Class A2, 2.77%, 08/16/21 (Call 04/15/22)	3,000	2,996,708

Total Asset-Backed Securities — 2.1% (Cost: $20,653,180)		20,658,951

Certificates of Deposit

ABN AMRO Bank NV, 2.84%, 03/01/19	2,000	2,000,534
Banco Santander SA, 3.09%, 01/29/20	8,000	8,002,150
Bank of America N.A . 2.60%, 04/04/19	1,000	1,000,398
2.79%, 07/03/19	1,000	1,000,251
Bank of Montreal, 2.80%, 04/08/19	2,000	2,000,835
Bank of Montreal/Chicago IL
2.71%, 05/07/19, (1 mo. LIBOR US + 0.200%)(a)	2,000	2,000,468
2.75%, 11/01/19(a)(b)	1,500	1,501,311
2.93%, 03/06/20, (3 mo. LIBOR US + 0.190%)(a)	2,000	1,999,776
Bank of Nova Scotia/Houston, 2.91%, 09/20/19, (3 mo. LIBOR US + 0.200%)(a)	1,500	1,501,453
Barclays Bank PLC 2.72%, 05/17/19	2,000	1,999,469
2.72%, 05/28/19	2,000	1,999,240
3.00%, 09/19/19	2,000	1,999,340
3.15%, 10/15/19(a)(b)	2,000	1,999,990
3.20%, 01/31/20(c)	3,000	2,999,697
BNP Paribas SA/New York NY
2.87%, 04/04/19, (3 mo. LIBOR US + 0.080%)(a)	2,000	1,999,847
2.93%, 04/18/19, (3 mo. LIBOR US + 0.150%)(a)	1,500	1,500,387
Canadian Imperial Bank of Commerce
2.68%, 04/10/19, (1 mo. LIBOR US + 0.160%)(a)	1,500	1,500,027
2.81%, 07/25/19, (1 mo. LIBOR US + 0.300%)(a)	2,000	2,000,941
3.08%, 10/28/19	2,000	2,004,217
Canadian Imperial Bank of Commerce/New York NY
2.75%, 05/09/19, (3 mo. LIBOR US + 0.150%)(a)	2,500	2,500,645
2.84%, 08/13/19, (1 mo. LIBOR US + 0.330%)(a)	2,000	2,001,502
Citibank N.A./New York, 2.51%, 03/14/19	2,000	1,999,925
Credit Industriel Et Commercial, 2.90%, 08/01/19	9,000	8,874,288
Credit Suisse AG/New York NY
2.81%, 05/01/19, (3 mo. LIBOR US + 0.270%)(a)	1,500	1,500,709
3.14%, 04/09/19, (3 mo. LIBOR US + 0.340%)(a)	1,640	1,640,765
Lloyds Bank PLC, 3.05%, 08/06/19	2,000	2,002,713
Mitsubishi UFJ Trust & Banking Corp./NY, 2.78%, 03/15/19, (1 mo. LIBOR US + 0.270%)(a)	1,000	1,000,136
Mizuho Bank Ltd., 3.12%, 04/15/20,
(3 mo. LIBOR US + 0.330%)(a)	1,500	1,502,273
MUFG Bank Ltd.
2.88%, 10/24/19(a)(b)	5,000	5,003,182
2.90%, 08/15/19	4,000	4,002,347
Natixis SA/New York NY, 2.85%, 06/06/19, (3 mo. LIBOR US + 0.180%)(a)	2,000	2,000,506

Security	Par (000)	Value

Nordea Bank AB/New York NY, 3.07%, 07/10/20, (3 mo. LIBOR US + 0.290%)(a)	$4,000	$4,001,661
Royal Bank of Canada/New York NY 2.76%, 02/07/19, (3 mo. LIBOR US + 0.160%)(a)	1,000	1,000,009
3.10%, 03/22/19, (3 mo. LIBOR US + 0.280%)(a)	1,000	1,000,306
Skandinaviska Enskilda Banken AB, 2.97%, 09/06/19	4,000	4,006,737
Societe Generale/New York NY, 2.99%, 02/28/19, (3 mo. LIBOR US + 0.280%)(a)	1,000	1,000,146
Standard Chartered Bank/New York 2.67%, 06/04/19	5,000	4,999,272
2.92%, 03/25/19, (3 mo. LIBOR US + 0.100%)(a)	1,000	1,000,111
3.01%, 04/24/19, (3 mo. LIBOR US + 0.230%)(a)	2,500	2,501,186
Sumitomo Mitsui Banking Corp./New York 2.51%, 03/01/19	3,000	3,000,031
3.20%, 07/24/20, (3 mo. LIBOR US + 0.420%)(a)	2,000	2,000,574
3.21%, 06/18/20, (3 mo. LIBOR US + 0.410%)(a)	2,700	2,700,699
Sumitomo Mitsui Trust Bank Ltd./New York 2.83%, 08/16/19, (3 mo. LIBOR US + 0.200%)(a)	3,000	3,000,628
2.92%, 04/17/19, (3 mo. LIBOR US + 0.150%)(a)	2,000	2,000,183
2.92%, 07/08/19(a)(b)	1,000	1,000,077
3.00%, 07/09/19, (3 mo. LIBOR US + 0.200%)(a)	1,500	1,500,564
3.02%, 01/15/20(a)(b)	2,000	1,999,898
Svenska Handelsbanken/New York NY, 3.01%, 12/19/19, (3 mo. LIBOR US + 0.210%)(a)	3,000	3,004,090
Toronto-Dominion Bank 2.73%, 05/10/19 (Call 02/11/19)	1,875	1,875,417
2.73%, 08/07/19 (Call 05/07/19)	2,000	1,999,988
Toronto-Dominion Bank (The), 3.02%, 09/18/19	2,000	2,003,604
Toronto-Dominion Bank/NY, 2.91%, 06/12/19 (Call 03/12/19), (1 mo. LIBOR US + 0.400%)(a)	1,000	1,000,210
Wells Fargo Bank N.A., 2.89%, 04/15/19, (3 mo. LIBOR US + 0.100%)(a)	3,000	3,000,962

Total Certificates of Deposit — 12.8% (Cost: $124,581,452)		124,635,675

Commercial Paper

ANTALIS SA, 2.94%, 05/02/19(c)	3,000	2,979,138
ASTRAZENECA PLC 3.09%, 07/15/19(c)	6,500	6,415,094
3.13%, 07/08/19(c)	8,000	7,900,249
AT&T Inc. 3.07%, 03/27/19(c)	2,000	1,990,839
3.09%, 05/30/19(c)	1,500	1,484,525
3.35%, 05/28/19(c)	10,000	9,898,535
Atlantic Asset Securitization LLC, 2.96%, 09/09/19(c)	2,000	1,964,333
AutoZone Inc., 2.81%, 02/21/19(c)	2,000	1,996,703
Bank of Nova Scotia (The), 2.87%, 05/30/19(c)	3,000	2,973,334
Banque et Caisse, 2.44%, 02/14/19(c)	1,000	999,054
Barclays Bank PLC, 3.35%, 11/15/19(c)	2,000	1,950,320
BAT International Finance PLC, 2.91%, 02/25/19(c)	4,000	3,992,119
Bayerische Landbank NY, 2.85%, 04/11/19(c)	3,000	2,984,658
Bedford Row Funding Corp.
2.72%, 08/26/19, (1 mo. LIBOR US + 0.220%)(a)(d)	1,500	1,499,112
2.78%, 02/14/19, (1 mo. LIBOR US + 0.270%)(a)	1,000	1,000,023
2.79%, 04/26/19(c)	1,000	993,608
2.91%, 09/12/19(c)	3,000	2,946,912
Bell Canada Inc. 2.72%, 02/04/19(c)	500	499,854
2.85%, 02/21/19(c)	2,000	1,996,820

35

Schedule of Investments (unaudited) (continued)	iShares® Ultra Short-Term Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

3.01%, 04/15/19(c)	$6,400	$6,362,599
3.07%, 03/13/19(c)	4,000	3,987,372
3.12%, 04/02/19(c)	2,000	1,990,470
3.12%, 04/04/19(c)	2,700	2,686,690
BPCE 2.64%, 02/08/19(c)	1,000	999,469
3.00%, 06/21/19(c)	2,000	1,978,701
Cancara Asset Securitisation LLC, 2.98%, 04/17/19(c)	2,000	1,988,410
CenterPoint Energy Inc. 2.86%, 03/08/19(c)	4,000	3,988,648
3.12%, 04/05/19(c)	7,000	6,963,102
Chariot Funding LLC, 3.08%, 07/12/19(c)	1,000	987,310
Charta LLC 2.86%, 05/06/19(c)	1,000	992,941
2.87%, 04/03/19(c)	7,185	7,152,654
Ciesco LLC, 2.85%, 03/18/19(c)	1,100	1,096,398
COCA-COLA Co., 3.07%, 12/09/19(c)	1,000	975,014
Credit Suisse AG/New York NY
2.95%, 09/27/19(c)	2,000	1,963,539
3.00%, 07/15/19(c)	2,000	1,975,204
DNB Bank ASA, 3.14%, 10/11/19(c)	7,000	6,869,536
Electricite de France SA 3.04%, 02/25/19(c)	1,000	998,030
3.04%, 02/26/19(c)	3,000	2,993,849
Federation Des Caisses Desjardins du Quebec, 3.04%, 08/08/19(c)	4,000	3,941,158
Federation Des Caisses Desjardins Du Quebec, 2.74%, 07/22/19(c)	3,000	2,960,168
Harley-Davidson Financial Services Inc., 3.07%, 02/04/19(c)	4,000	3,998,788
HSBC Bank PLC 2.70%, 04/16/19(c)	1,000	994,490
2.86%, 02/22/19, (3 mo. LIBOR US + 0.180%)(a)	600	600,134
2.98%, 04/17/19, (3 mo. LIBOR US + 0.210%)(a)(d)	1,500	1,500,615
HSBC USA Inc., 3.01%, 08/15/19(c)	2,000	1,969,065
Hyundai Capital America 3.00%, 02/14/19(c)	1,000	998,910
3.07%, 02/25/19(c)	2,500	2,495,075
ING U.S. Funding LLC 2.47%, 03/05/19(c)	1,500	1,496,554
2.48%, 02/21/19(c)	2,000	1,997,111
2.76%, 02/12/19, (1 mo. LIBOR US + 0.250%)(a)	1,500	1,500,152
2.78%, 03/06/19, (1 mo. LIBOR US + 0.270%)(a)	1,000	1,000,268
JPMorgan Securities LLC 2.84%, 07/11/19(c)	2,000	1,974,821
2.96%, 07/26/19, (3 mo. LIBOR US + 0.200%)(a)	2,000	2,000,373
Jupiter Sector Co. Ltd., 2.95%, 10/15/19(c)	2,500	2,448,297
KfW, 2.60%, 04/03/19(c)	2,000	1,991,351
La Fayette Asset Securitization LLC, 2.75%, 03/18/19(c)	10,000	9,967,251
Landesbank Baden-Wuerttemberg 3.03%, 04/03/19(c)	3,000	2,986,680
3.03%, 04/05/19(c)	5,000	4,977,013
Macquarie Bank Ltd. 2.55%, 02/19/19(c)	2,000	1,997,418
2.69%, 05/28/19(c)	2,000	1,982,099
2.83%, 08/08/19(c)	2,000	1,970,422
3.07%, 08/02/19(c)	2,000	1,971,411
3.25%, 10/11/19(c)	4,000	3,919,434
Matchpoint Finance PLC 2.99%, 06/03/19(c)	5,000	4,951,107
3.01%, 05/21/19(c)	1,000	991,292
3.02%, 06/04/19(c)	2,000	1,980,277

Security	Par (000)	Value

McKesson Corp. 2.84%, 02/11/19(c)	$1,000	$999,154
3.00%, 02/05/19(c)	5,000	4,998,118
Mondelez International Inc. 3.07%, 03/05/19(c)	2,000	1,994,764
3.09%, 04/18/19(c)	5,000	4,968,098
3.10%, 03/22/19(c)	5,000	4,979,812
Mont Blanc Capital Corp., 2.87%, 03/15/19(c)	1,632	1,626,406
National Australia Bank Ltd., 2.77%, 04/02/19, (1 mo. LIBOR US + 0.250%)(a)	1,000	1,000,371
NextEra Energy Capital Holdings Inc. 2.89%, 03/05/19(c)	2,000	1,994,764
2.89%, 03/27/19(c)	4,000	3,982,076
3.02%, 02/26/19(c)	4,000	3,991,798
3.05%, 02/27/19(c)	3,000	2,993,605
Old Line Funding LLC
2.89%, 04/26/19, (1 mo. LIBOR US + 0.390%)(a)	1,000	1,000,705
2.95%, 05/28/19(c)	3,000	2,973,285
Ontario Teachers’ Finance Trust, 2.88%, 06/04/19(c)	2,200	2,179,063
Oversea-Chinese Banking Corp. Ltd. 2.47%, 02/26/19(c)	1,000	998,200
2.54%, 02/19/19(c)	1,400	1,398,166
2.75%, 02/20/19(c)	1,200	1,198,345
Reckitt Benckiser Treasury Services PLC 2.63%, 02/04/19(c)	4,000	3,998,943
2.64%, 02/12/19(c)	2,000	1,998,375
Ridgefield Funding Co. LLC 2.94%, 05/07/19(c)	2,000	1,985,568
3.05%, 06/11/19(c)	7,000	6,930,079
Salisbury Bancorp. Inc. 3.04%, 10/17/19(a)(b)	2,000	1,999,996
3.23%, 08/23/19(c)(d)	2,000	1,968,017
Schlumberger Holdings Corp. 2.73%, 03/07/19(c)	1,000	997,275
2.96%, 02/13/19(c)	4,000	3,996,107
3.05%, 02/19/19(c)	2,000	1,997,114
Sempra Energy, 2.84%, 02/26/19(c)	5,000	4,989,748
Sheffield Receivables Co. LLC, 2.87%, 04/18/19(c)	1,000	994,133
Societe Generale SA 2.90%, 08/02/19(c)(d)	5,000	4,931,553
2.90%, 08/05/19(c)	2,250	2,217,105
2.91%, 08/26/19(c)	1,500	1,476,540
3.01%, 12/16/19, (1 mo. LIBOR US + 0.530%)(a)(d)	1,000	1,002,390
3.17%, 01/09/20(a)(b)	2,000	2,003,819
3.22%, 10/31/19(c)	1,500	1,466,889
3.24%, 10/15/19(c)	1,000	980,182
Starbird Funding Corp., 2.94%, 05/13/19(c)	3,000	2,975,826
Sumitomo Mitsui Trust Bank Ltd./New York, 2.87%, 04/01/19(c)	1,950	1,941,745
Suncor Energy Inc. 2.86%, 02/12/19(c)	5,000	4,995,355
2.93%, 02/25/19(c)	3,000	2,994,090
3.02%, 02/28/19(c)	3,000	2,993,362
3.08%, 04/17/19(c)	2,000	1,987,414
3.11%, 03/12/19(c)	2,000	1,993,622
3.12%, 04/11/19(c)	2,000	1,988,438
3.15%, 03/18/19(c)	3,000	2,988,941
Suncorp Group Ltd. 2.60%, 03/25/19(c)	2,000	1,992,109
3.01%, 07/23/19(c)	3,000	2,957,975
Swedbank AB, 2.57%, 03/04/19(c)	2,000	1,995,746

36

Schedule of Investments (unaudited) (continued)	iShares® Ultra Short-Term Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telstra Corp. Ltd., 3.05%, 04/29/19(c)	$3,000	$2,979,283
TELUS Corp. 3.02%, 04/18/19(c)	4,000	3,974,479
3.07%, 03/13/19(c)	7,000	6,977,104
Thunder Bay Funding LLC, 2.77%, 05/02/19(c)	1,500	1,489,869
Toronto-Dominion Bank, 3.09%, 10/18/19(c)	5,000	4,900,947
Toronto-Dominion Bank (The), 2.79%, 02/08/19, (1 mo. LIBOR US + 0.270%)(a)(d)	2,000	2,000,162
Toyota Industries Corp., 3.12%, 08/26/19(c)	3,000	2,953,856
Toyota Motor Credit Corp., 2.87%, 04/03/19, (3 mo. LIBOR US + 0.080%)(a)	3,000	3,000,352
TransCanada PipeLines Ltd. 2.92%, 02/14/19(c)	1,250	1,248,638
3.03%, 03/11/19(c)	5,000	4,984,465
3.07%, 02/28/19(c)	3,000	2,993,362
3.07%, 04/04/19(c)	2,000	1,989,626
3.07%, 04/11/19(c)	6,000	5,965,315
UBS AG/London
2.76%, 08/28/19, (1 mo. LIBOR US + 0.260%)(a)(d)	1,000	1,000,196
2.92%, 07/02/19, (1 mo. LIBOR US + 0.400%)(a)(d)	1,000	1,000,624
3.12%, 04/04/19, (3 mo. LIBOR US + 0.330%)(a)(d)	4,000	4,001,457
3.14%, 12/19/19, (3 mo. LIBOR US + 0.320%)(a)(d)	3,000	2,999,983
United Overseas Bank Ltd.
2.92%, 05/17/19(c)	4,000	3,968,506
2.94%, 05/24/19(c)	2,000	1,983,037
Versailles CDS LLC, 2.87%, 03/11/19(c)	2,000	1,994,497
VW Credit Inc. 2.67%, 02/21/19(c)	3,000	2,995,054
2.94%, 03/20/19(c)	4,500	4,482,624
3.14%, 04/03/19(c)	3,000	2,984,691
3.41%, 07/08/19(c)	2,000	1,972,657
Walgreens Boots Alliance Inc. 2.83%, 02/19/19(c)	3,000	2,995,533
2.87%, 02/11/19(c)	3,000	2,997,452
3.24%, 04/16/19(c)	2,000	1,987,583
3.30%, 05/24/19(c)	2,750	2,723,440
3.36%, 07/17/19(c)	4,000	3,942,088
3.36%, 07/26/19(c)	3,000	2,954,137
Westpac Banking Corp.
2.76%, 10/31/19, (3 mo. LIBOR US + 0.180%)(a)	1,000	1,000,653
2.77%, 11/01/19, (3 mo. LIBOR US + 0.180%)(a)	2,000	2,001,165

Total Commercial Paper — 41.3% (Cost: $401,304,969)		401,434,921

Corporate Bonds & Notes

Aerospace & Defense — 0.6%
General Dynamics Corp., 2.88%, 05/11/20	2,000	2,004,496
Lockheed Martin Corp., 4.25%, 11/15/19	2,000	2,024,566
United Technologies Corp.
2.89%, 11/01/19, (3 mo. LIBOR US + 0.350%)(a)	500	500,638
3.28%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.650%)(a)	1,000	1,000,018
3.35%, 08/16/21	540	544,906

		6,074,624
Auto Manufacturers — 4.3%
American Honda Finance Corp. 2.00%, 11/13/19	500	497,170
2.80%, 02/21/20, (3 mo. LIBOR US + 0.150%)(a)	2,000	2,000,704

Security	Par (000)	Value

Auto Manufacturers (continued)
2.83%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	$1,000	$992,351
3.05%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	4,000	3,998,370
BMW U.S. Capital LLC
3.21%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(d)	2,000	1,989,338
3.25%, 08/14/20(d)	1,850	1,862,188
Daimler Finance North America LLC 2.30%, 02/12/21(d)	1,535	1,506,236
3.10%, 05/04/20(d)	9,325	9,314,916
3.13%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(d)	3,000	2,974,597
3.37%, 10/30/19, (3 mo. LIBOR US + 0.620%)(a)(d)	250	250,196
Harley-Davidson Financial Services Inc., 3.15%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(d)	2,000	2,000,160
Hyundai Capital America 2.00%, 07/01/19(d)	1,025	1,019,475
3.60%, 03/12/21, (3 mo. LIBOR US + 0.820%)(a)(d)	1,000	995,130
Nissan Motor Acceptance Corp.
3.20%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(d)	750	745,135
3.78%, 03/08/19, (3 mo. LIBOR US + 1.010%)(a)(d)	250	250,184
PACCAR Financial Corp. 2.05%, 11/13/20	580	571,714
2.88%, 05/10/21, (3 mo. LIBOR US + 0.260%)(a)	680	677,502
3.10%, 05/10/21	915	919,572
Toyota Motor Credit Corp. 2.20%, 01/10/20	1,500	1,492,292
3.05%, 01/08/21	2,435	2,452,420
3.15%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)	1,500	1,503,469
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(d)	4,000	4,045,287

		42,058,406
Banks — 28.4%
ABN AMRO Bank NV 1.80%, 09/20/19(d)	3,000	2,977,740
2.45%, 06/04/20(d)	1,000	991,065
3.26%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(d)	3,000	2,993,214
3.40%, 08/27/21(d)	2,500	2,511,313
ANZ New Zealand Int’l Ltd./London 2.20%, 07/17/20(d)	1,351	1,332,990
2.25%, 02/01/19(d)	1,500	1,500,000
2.60%, 09/23/19(d)	1,000	998,338
2.75%, 01/22/21(d)	4,000	3,963,789
Australia & New Zealand Banking Group Ltd., 2.92%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(d)	1,000	999,386
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 06/13/19	1,000	998,336
2.25%, 11/09/20	4,500	4,442,086
Bank of America N.A., 2.96%, 08/28/20 (Call 08/28/19), (3 mo. LIBOR US + 0.250%)(a)	2,000	2,000,403
Bank of Montreal 1.50%, 07/18/19	2,000	1,989,458
1.75%, 09/11/19	3,450	3,429,884
3.38%, 12/12/19, (3 mo. LIBOR US + 0.600%)(a)	510	512,109
Bank of Montreal/Chicago IL, 2.81%, 06/13/19, (1 mo. LIBOR US + 0.300%)(a)	500	500,178
Bank of Nova Scotia (The) 3.09%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	1,000	998,557
3.20%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	2,000	2,000,696
Bank of Nova Scotia/Houston 2.82%, 02/18/20, (3 mo. LIBOR US + 0.180%)(a)	1,000	1,000,303
3.07%, 10/15/19, (3 mo. LIBOR US + 0.280%)(a)	843	844,325

37

Schedule of Investments (unaudited) (continued)	iShares® Ultra Short-Term Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 3.22%, 09/09/19, (3 mo. LIBOR US + 0.450%)(a)	$1,400	$1,402,882
Banque Federative du Credit Mutuel SA, 2.20%, 07/20/20(d)	1,000	986,906
Barclays Bank PLC, 6.75%, 05/22/19	1,500	1,517,353
BNP Paribas SA, 2.45%, 03/17/19	2,549	2,548,235
BPCE SA
2.25%, 01/27/20	2,000	1,980,428
2.50%, 07/15/19	6,000	5,982,840
Branch Banking & Trust Co.
2.10%, 01/15/20 (Call 12/15/19)	15,000	14,898,706
2.25%, 06/01/20 (Call 05/01/20)	1,100	1,090,046
Canadian Imperial Bank of Commerce, 2.80%, 05/02/20(a)(b)	2,000	2,004,744
Canadian Imperial Bank of Commerce/New York NY, 3.20%, 09/20/19, (3 mo. LIBOR US + 0.410%)(a)	1,500	1,502,109
Capital One N.A.
2.35%, 01/31/20 (Call 12/31/19)	3,000	2,980,950
2.40%, 09/05/19 (Call 08/15/19)	3,000	2,991,334
Citibank N.A.
2.00%, 03/20/19 (Call 02/20/19)	1,500	1,498,649
2.97%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	1,000	999,575
3.34%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	2,000	1,999,241
Citigroup Inc., 2.05%, 06/07/19	1,030	1,027,364
Commonwealth Bank of Australia
1.75%, 11/07/19(d)	1,591	1,578,791
3.22%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(d)	1,615	1,619,773
5.00%, 10/15/19(d)	4,000	4,060,854
Commonwealth Bank of Australia/New York NY, 2.30%, 09/06/19	2,000	1,994,535
Cooperatieve Rabobank UA, 4.75%, 01/15/20(d)	2,167	2,206,215
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	8,500	8,459,009
2.50%, 01/19/21	1,080	1,071,652
3.19%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	1,000	1,000,787
Credit Agricole Corporate and Investment Bank/New York
3.00%, 05/11/20, (3 mo. LIBOR US + 0.385%)(a)	2,000	2,002,105
3.22%, 09/24/20, (3 mo. LIBOR US + 0.400%)(a)	1,800	1,799,701
3.27%, 07/13/20(a)(b)	6,000	5,999,956
Credit Suisse AG/New York NY, 5.30%, 08/13/19	2,000	2,026,179
Fifth Third Bank/Cincinnati OH, 3.00%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	1,000	994,959
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	445	446,436
HSBC Holdings PLC
3.24%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(a)	3,500	3,492,278
3.43%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)	4,000	3,996,572
HSBC USA Inc., 2.38%, 11/13/19	1,120	1,116,007
ING Bank NV
2.30%, 03/22/19(d)	2,640	2,638,665
2.45%, 03/16/20(d)	3,000	2,981,196
2.50%, 10/01/19(d)	2,000	1,993,916
JPMorgan Chase & Co., 2.25%, 01/23/20 (Call 12/23/19)	8,500	8,446,342
JPMorgan Chase Bank N.A., 2.87%, 02/13/20 (Call 02/13/19), (3 mo. LIBOR US + 0.250%)(a)	2,000	2,000,173
KeyBank NA/Cleveland OH, 3.30%, 02/01/22	2,115	2,126,533
Lloyds Bank PLC
2.35%, 09/05/19	3,000	2,984,546
2.70%, 08/17/20	1,000	994,447

Security	Par (000)	Value

Banks (continued)
3.30%, 05/07/21	$3,000	$3,010,431
Mizuho Bank Ltd., 3.17%, 10/25/19, (3 mo. LIBOR US + 0.400%)(a)	3,000	3,006,403
Mizuho Bank Ltd./NY
2.83%, 04/30/19, (3 mo. LIBOR US + 0.300%)(a)	1,000	1,000,537
3.10%, 01/15/20, (3 mo. LIBOR US + 0.310%)(a)	2,000	2,002,961
Morgan Stanley
2.38%, 07/23/19	4,000	3,992,934
2.65%, 01/27/20	5,000	4,984,478
Series 3NC2, 3.41%, 02/14/20 (Call 02/14/19), (3 mo. LIBOR US + 0.800%)(a)	1,000	1,000,000
MUFG Bank Ltd.
2.30%, 03/10/19(d)	1,000	999,680
2.35%, 09/08/19(d)	2,000	1,994,815
3.27%, 01/25/21, (3 mo. LIBOR US + 0.500%)(a)(b)	2,000	1,999,994
National Australia Bank Ltd.
3.01%, 07/25/19, (3 mo. LIBOR US + 0.240%)(a)(d)	3,000	3,000,983
3.15%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(d)	2,000	1,996,469
3.37%, 01/10/20, (3 mo. LIBOR US + 0.590%)(a)(d)	1,200	1,205,251
National Australia Bank Ltd./New York
2.50%, 01/12/21	1,000	988,635
2.97%, 03/14/19, (3 mo. LIBOR US + 0.190%)(a)	750	750,758
National Australia Bank Ltd/New York, 3.70%, 11/04/21	3,035	3,067,820
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	1,000	984,703
Nordea Bank AB
1.63%, 09/30/19(d)	3,900	3,869,969
3.05%, 10/18/19, (3 mo. LIBOR US + 0.270%)(a)	1,000	1,000,897
Nordea Bank AB/New York NY, 2.88%, 08/10/20, (3 mo. LIBOR US + 0.270%)(a)	1,000	999,257
Royal Bank of Canada
1.50%, 07/29/19	2,000	1,988,247
3.06%, 07/22/20, (3 mo. LIBOR US + 0.300%)(a)	2,000	2,000,911
Santander UK PLC
2.13%, 11/03/20	965	945,815
2.35%, 09/10/19	3,000	2,989,525
2.88%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	500	498,308
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	1,750	1,735,247
2.30%, 03/11/20	4,640	4,609,302
2.38%, 03/25/19(d)	1,500	1,498,416
3.07%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(d)	4,000	3,989,244
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/20	2,498	2,489,844
3.12%, 01/17/20, (3 mo. LIBOR US + 0.350%)(a)	1,000	1,001,602
Sumitomo Mitsui Banking Corp./New York
3.08%, 05/15/19, (3 mo. LIBOR US + 0.460%)(a)	2,000	2,001,720
3.17%, 07/11/19, (3 mo. LIBOR US + 0.370%)(a)	3,250	3,253,609
3.22%, 09/09/19, (3 mo. LIBOR US + 0.450%)(a)	800	801,363
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 03/06/19(d)	1,635	1,634,199
Suncorp-Metway Ltd.
2.10%, 05/03/19(d)	1,000	998,130
2.38%, 11/09/20(d)	1,250	1,224,218
3.26%, 10/19/20, (3 mo. LIBOR US + 0.500%)(a)(d)(e)	7,000	6,977,740
Svenska Handelsbanken AB
1.50%, 09/06/19	2,250	2,231,751
2.40%, 10/01/20	3,000	2,969,968
3.13%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	745	745,285
3.20%, 04/01/20, (3 mo. LIBOR US + 0.400%)(a)	3,000	3,005,753
Svenska Handelsbanken/New York NY, 3.03%, 10/21/19, (3 mo. LIBOR US + 0.270%)(a)	3,000	3,004,870

38

Schedule of Investments (unaudited) (continued)	iShares® Ultra Short-Term Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The), 3.00%, 06/11/20	$1,000	$1,002,265
UBS AG/Stamford CT 2.35%, 03/26/20	2,500	2,488,187
2.38%, 08/14/19	5,013	5,004,636
United Overseas Bank Ltd., 3.25%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(d)	2,000	1,997,322
Wells Fargo & Co.
3.22%, 04/22/19, (3 mo. LIBOR US + 0.460%)(a)	1,000	1,000,936
Series N, 2.15%, 01/30/20	3,462	3,438,392
Wells Fargo Bank N.A. 3.10%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	2,000	1,996,080
3.27%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	2,000	1,998,718
3.27%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.500%)(a)	2,000	1,998,602
3.33%, 07/23/21 (Call 07/23/20)(a)(b)	2,000	2,006,564
Westpac Banking Corp. 3.05%, 05/15/20	5,000	5,009,989
3.17%, 03/06/20, (3 mo. LIBOR US + 0.430%)(a)	3,000	3,008,214
3.33%, 05/13/19, (3 mo. LIBOR US + 0.710%)(a)	250	250,369

		276,079,475
Computers — 0.3%
Apple Inc., 1.80%, 11/13/19	1,500	1,489,999
IBM Credit LLC, 2.89%, 09/06/19, (3 mo. LIBOR US + 0.150%)(a)	1,000	999,821

		2,489,820
Diversified Financial Services — 0.9%
AIG Global Funding, 1.95%, 10/18/19(d)	555	552,458
American Express Credit Corp. 1.70%, 10/30/19 (Call 09/30/19)	2,450	2,430,716
2.13%, 03/18/19	1,903	1,901,733
3.17%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(a)	3,000	3,004,847
Mizuho Securities USA LLC, 3.46%, 06/28/19, (3 mo. LIBOR US + 0.650%)(a)(d)	1,000	1,001,359

		8,891,113
Electric — 0.6%
NextEra Energy Capital Holdings Inc. 3.05%, 09/03/19(a)(b)	2,000	1,995,006
Series H, 3.34%, 09/01/20	1,795	1,803,590
Sempra Energy 1.63%, 10/07/19	1,528	1,513,103
3.04%, 07/15/19, (3 mo. LIBOR US + 0.250%)(a)	1,000	996,749

		6,308,448
Electronics — 0.1%
Honeywell International Inc. 1.80%, 10/30/19	310	308,065
2.79%, 10/30/19, (3 mo. LIBOR US + 0.040%)(a)	750	750,213

		1,058,278
Health Care - Services — 0.1%
Roche Holdings Inc., 2.25%, 09/30/19 (Call 08/30/19)(d)	1,300	1,296,641

Insurance — 0.6%
Jackson National Life Global Funding, 3.09%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(d)	5,000	4,983,620
Metropolitan Life Global Funding I, 1.75%, 09/19/19(d)	860	854,121

		5,837,741
Internet — 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	1,750	1,740,916

Security	Par (000)	Value

Machinery — 1.3%
Caterpillar Financial Services Corp. 2.80%, 05/15/20, (3 mo. LIBOR US + 0.180%)(a)	$1,500	$1,499,808
2.90%, 03/15/21	1,500	1,499,417
3.02%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	1,000	994,512
John Deere Capital Corp. 2.92%, 07/05/19, (3 mo. LIBOR US + 0.120%)(a)	1,170	1,170,413
2.97%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	3,000	2,989,221
3.02%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	1,000	998,601
3.20%, 07/10/20(a)(b)	3,000	3,003,694

		12,155,666
Manufacturing — 0.5%
3M Co., 3.00%, 09/14/21 (Call 08/14/21)	1,075	1,084,769
Siemens Financieringsmaatschappij NV 1.30%, 09/13/19(d)	1,100	1,090,007
3.13%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(d)	3,000	3,002,099

		5,176,875
Media — 0.4%
Comcast Corp. 3.13%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)	2,000	2,002,145
3.30%, 10/01/20	1,610	1,620,747

		3,622,892
Pharmaceuticals — 0.2%
Pfizer Inc., 3.00%, 09/15/21	1,670	1,682,532

Pipelines — 0.2%
TransCanada PipeLines Ltd., 2.89%, 11/15/19, (3 mo. LIBOR US + 0.275%)(a)	1,500	1,499,168

Software — 0.1%
Oracle Corp., 2.25%, 10/08/19	600	598,483

Telecommunications — 0.2%
Verizon Communications Inc., 3.20%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)	2,000	2,006,520

Total Corporate Bonds & Notes — 39.0% (Cost: $378,209,873)		378,577,598

Repurchase Agreements

Barclays Bank PLC, 3.12%, 02/01/19 (Purchased on 01/31/19 to be repurchased at $10,000,867, collateralized by non-agency mortgage-backed security, 2.65% to 2.70%, due 12/25/36 to 05/25/37, par and fair value of $22,041,621 and $11,500,000, respectively) (a)(f)	10,000	10,000,000
Citigroup Global Markets Inc., 3.24%, 02/01/19 (Purchased on 01/31/19 to be repurchased at $12,001,079, collateralized by non-agency mortgage-backed security, 3.25% to 6.10%, due 10/13/36 to 03/25/61, par and fair value of $12,686,721 and $12,600,000, respectively) (a)(f)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 2.96%, 02/01/19 (Purchased on 01/31/19 to be repurchased at $5,000,412, collateralized by non-agency mortgage-backed security, 0.00% to 5.93%, due 10/15/26 to 02/10/48, par and fair value of $7,798,755 and $5,750,000, respectively) (a)(f)	5,000	5,000,000
JP Morgan Securities, 3.24%, 02/01/19 (Purchased on 01/31/19 to be repurchased at $7,000,630, collateralized by non-agency mortgage-backed security, 4.27%, due 04/25/23, par and fair value of $12,827,170 and $7,490,000, respectively) (a)(f)	7,000	7,000,000

39

Schedule of Investments (unaudited) (continued)	iShares® Ultra Short-Term Bond ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Merrill Lynch, 3.09%, 02/01/19 (Purchased on 01/31/19 to be repurchased at $7,000,601, collateralized by non-agency mortgage-backed security, 5.10%, due 06/01/33, par and fair value of $7,789,507 and $7,490,000, respectively) (a)(f)	$7,000	$7,000,000
Mizuho Securities USA Inc., 3.05%, 02/01/19 (Purchased on 01/31/19 to be repurchased at $6,000,508, collateralized by non-agency mortgage-backed security, 5.01%, due 11/03/22, par and fair value of $7,357,370 and $6,900,000, respectively) (a)(f)	6,000	6,000,000

Total Repurchase Agreements — 4.8% (Cost: $47,000,000)		47,000,000

Total Investments in Securities — 100.0% (Cost: $971,749,474)		972,307,145

Other Assets, Less Liabilities — (0.0)%		(88,419)

Net Assets — 100.0%		$972,218,726

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Maturity date represents next reset date.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	2,193	(2,193)	—	$—	$19,093	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$20,658,951	$—	$20,658,951
Certificates of Deposit	—	124,635,675	—	124,635,675
Commercial Paper	—	401,434,921	—	401,434,921
Corporate Bonds & Notes	—	371,599,858	6,977,740	378,577,598
Repurchase Agreements	—	47,000,000	—	47,000,000

	$—	$965,329,405	$6,977,740	$972,307,145

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

40

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 01, 2019